Exbhiti 99.3
Exception Grades
Run Date - 7/23/2021 10:26:17 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party
207141981	[redacted]			12494510	3655561-24775	07/03/2019	Credit	Collateral	Missing/Incorrect	Collateral	Mortgage note not yet reviewed or approved by custodian.
207141981	[redacted]			12683475	3655561-3831	07/16/2019	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Place holder for loading documents currently not available in the viewer.
207591480	[redacted]			13117149	3691414-5404	08/07/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	4506 is signed in file, however no years provided
207591480	[redacted]			13127717	3691414-24775	08/07/2019	Credit	Collateral	Missing/Incorrect	Collateral	Mortgage note not yet reviewed or approved by custodian.
207591480	[redacted]			13222997	3691414-3831	08/13/2019	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal is greater than 120 days from the note date.
207591481	[redacted]			13127723	3582534-24775	08/07/2019	Credit	Collateral	Missing/Incorrect	Collateral	Mortgage note not yet reviewed or approved by custodian.
207766240	[redacted]			13469962	3687222-5205	08/22/2019	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided
207766240	[redacted]			13470685	3687222-5404	08/22/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	4506 document is in file however the years are not completed.
207776048	[redacted]			13520766	3697795-23688	08/26/2019	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The insurance coverage is not either the appaiser's evaluation of total cost new or total appraised value minus the land value.
207898041	[redacted]			13785028	3680232-5404	09/11/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	A 4506 was provided but was missing the tax years
207911158	[redacted]			13887213	3631780-6398	09/18/2019	Credit	Collateral	Missing/Incorrect	Collateral	Title Evidence is not a final policy.
207911158	[redacted]			13887319	3631780-5404	09/18/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	4506 was provided but was missing the tax years
207911159	[redacted]			13884423	3636070-5404	09/18/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower:[redacted]	4506 was provided but was missing the tax years
207932606	[redacted]			13923625	3658641-5404	09/20/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	4506 was provided but was missing the tax years
208001663	[redacted]	[redacted]		14408916	200029003-5404	10/16/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Missing tax years.
208001663	[redacted]	[redacted]		14422829	200029003-24462	10/16/2019	Credit	Missing Document	General	Missing Document	Missing Document: Rider - Acknowledgment and Waiver of Borrower's Rights not provided
208009307	[redacted]			14087091	3656795-5404	10/07/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Missing tax year.
208009308	[redacted]			14089803	3632553-5355	10/07/2019	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Good Faith Estimate (GFE) not provided
208009308	[redacted]			14090070	3632553-5404	10/07/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	There is a 4506-T was in file the years were not completed.
208338249	[redacted]			14461982	3656764-5404	10/16/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Missing tax years.
208484815	[redacted]			14686884	3652428-5404	11/01/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Document on file does not contain years requested.
208576614	[redacted]	[redacted]		15077746	200029013-5205	11/19/2019	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided
208609965	[redacted]	[redacted]		16060932	200029016-5404	01/30/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	no dates
208636529	[redacted]	[redacted]		15154491	200029020-6357	11/25/2019	Credit	Compliance	Miscellaneous Compliance	Compliance	Missing Document: Name Affidavit not provided
208680137	[redacted]	[redacted]		15665976	200029023-5404	01/02/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	The 4506Ts on file do not contain the years requested. Unable to confirm that the year required are the ones being requested.
208698251	[redacted]	[redacted]		15657456	200029031-3831	01/02/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:
Tax certificate, title report Exhibit A ,CDA includes two units however property address on Security agreement and Note  includes only Unit [redacted].  Is noted that HOI address includes unit [redacted] only.

Further verification of property type and unit #  is recommended.

208698251	[redacted]	[redacted]		15658086	200029031-23385	01/02/2020	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report Date: [redacted]
208722056	[redacted]	[redacted]		16438241	200029032-24367	02/25/2020	Credit	HECM	General	HECM	Missing/Incomplete Property Tax History		Missing 24 month history.
208733589	[redacted]	[redacted]		15145091	200029034-5404	11/22/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	The guidelines page 40 require a signed 4506T for the prior 2 years. The 4506T on file does not contain the years/does not meet requirements.
208733589	[redacted]	[redacted]		15146928	200029034-26735	11/22/2019	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Securitization Reverse Review and the supporting secondary valuation was an AVM
208733594	[redacted]	[redacted]		15156798	200029035-5404	11/25/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Signed, 2 years prior 4506Ts are required . Unable to confirm years requested due to missing information on the form on file.
208734183	[redacted]	[redacted]		15571620	200029039-23688	12/27/2019	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is less than initial advance.
208737514	[redacted]	[redacted]		15666285	200029040-5404	01/02/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	A 4506 was provided but was missing the tax years
208737514	[redacted]	[redacted]		15669872	200029040-23688	01/02/2020	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insufficient coverage and missing monthly premium.
208743656	[redacted]	[redacted]		15659441	200029041-5404	01/02/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	A 4506 was provided but was missing the tax years
208743660	[redacted]	[redacted]		15164738	200029042-5404	11/25/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Guidelines requires a 4506T covering the prior 2 years. Unable to confirm the required dating due to missing information on the 4506T on file.
208743668	[redacted]	[redacted]		15665487	200029043-5404	01/02/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Signed 4506-T is in the file however the years are not completed.
208743668	[redacted]	[redacted]		15668006	200029043-23688	01/02/2020	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
208759177	[redacted]	[redacted]		17428462	200029044-5404	05/04/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Missing tax years
208759177	[redacted]	[redacted]		17439761	200029044-6668	05/04/2020	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		CDA supporting appraisal with effective date of [redacted] not found in file. CDA provided was expired, past 120 days.
208789364	[redacted]	[redacted]		15392987	200029046-5404	12/12/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Missing 2 years of tax years
208789364	[redacted]	[redacted]		15394953	200029046-26735	12/12/2019	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Securitization Reverse Review and the supporting secondary valuation was an AVM
208794877	[redacted]	[redacted]		16498607	200029047-5404	02/28/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]
208794877	[redacted]	[redacted]		16511209	200029047-3831	02/28/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:
UTD -other REO liability in the amount of $[redacted] used by lender, audit findings with information provided on addendum to 1009m credit report and documentation in file  $[redacted].  No rental income disclosed on  addendum to 1009, FA or 1040s.

208794877	[redacted]	[redacted]		16511348	200029047-25701	02/28/2020	Credit	Income	Document Error	Income	Missing evidence of current Tax Expense for this property.		[redacted] and [redacted].
208794877	[redacted]	[redacted]		16512842	200029047-4991	02/28/2020	Credit	Credit	Miscellaneous	Credit	Miscellaneous 2		Residual income not met, currently reflecting a negative $[redacted] residual income due to rental income not being documented per guidelines.
208796919	[redacted]	[redacted]		15574131	200029048-5404	12/27/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	for [redacted]
208801164	[redacted]	[redacted]		15645588	200029049-5404	01/02/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	The 4506T on file is missing the dates requested. Unable to confirm required years are covered.
208826057	[redacted]			15426823	3705389-5404	12/17/2019	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	A 4506 was provided but was missing the tax years
208901484	[redacted]	[redacted]		16709617	200029052-6357	03/17/2020	Credit	Compliance	Miscellaneous Compliance	Compliance	Missing Document: Name Affidavit not provided
208901484	[redacted]	[redacted]		16757797	200029052-4059	03/17/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided
209237743	[redacted]	[redacted]		16715511	200029054-5404	03/30/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Unable to use 4506T on file due to missing years requested.
209280659	[redacted]			15670634	3677824-5731	01/02/2020	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Desk Review value is less than Appraised value by at least 10%.		[redacted] desk review is [redacted]% less than appraised value.
209280659	[redacted]			15671095	3677824-3831	01/02/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender to correct loan amount on Security Instrument. Lender typed out [redacted] but stated $[redacted] as the dollar amount instead on $[redacted].
209280777	[redacted]	[redacted]		16800419	200029056-5404	03/24/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	4506 was provided but was missing the tax years
209280777	[redacted]	[redacted]		16800422	200029056-6549	03/24/2020	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.	Valuation Type: Appraisal / Valuation Report Date: [redacted], Valuation Type: Appraisal / Valuation Report Date: [redacted]
209304889	[redacted]	[redacted]		16100376	200029058-27340	01/30/2020	Credit	Document Inventory	General	Missing Document	Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.
209355314	[redacted]	[redacted]		16058418	200029059-5404	01/30/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Missing Dates
209355314	[redacted]	[redacted]		16094123	200029059-3831	01/30/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing HOI for other REO at [redacted] to verify monthly premium and to confirm property is [redacted]
209362401	[redacted]	[redacted]		16591300	200029063-6357	03/10/2020	Credit	Compliance	Miscellaneous Compliance	Compliance	Missing Document: Name Affidavit not provided
209362401	[redacted]	[redacted]		16591308	200029063-23688	03/10/2020	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
209362401	[redacted]	[redacted]		16591334	200029063-25456	03/10/2020	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.
209362401	[redacted]	[redacted]		16591340	200029063-2922	03/10/2020	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided
209362401	[redacted]	[redacted]		16591343	200029063-25444	03/10/2020	Property	Missing Document	Appraisal Documentation	Missing Document	Loan is to go into a securitization, and full appraisal was not provided.
209362401	[redacted]	[redacted]		16724049	200029063-23089	03/13/2020	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report Date: [redacted]	Guidelines have requirements to be met if the property has been listed in the last 12 months, need required documents.
209453701	[redacted]	[redacted]		16559273	200029064-23735	03/10/2020	Credit	Missing Document	General	Missing Document	Missing Document: Financial Assessment / Financial Analysis Worksheet not provided		Financial Assessment is missing.
209485750	[redacted]	[redacted]		16815040	200029066-421	03/24/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Loan amount is blank.		Loan amount missing on Note and no Allonge in file.
209637181	[redacted]	[redacted]		16996645	200029070-25456	04/08/2020	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		2nd valuation was not located in file.
209637181	[redacted]	[redacted]		16996661	200029070-6668	04/08/2020	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided
209637181	[redacted]	[redacted]		16996711	200029070-27740	04/08/2020	Credit	HECM	General	HECM	The Reverse Mortgage Counseling Certificate Disclosure was not provided.	Disclosure: Reverse Mortgage Counseling Certificate (Reverse Review)
209671912	[redacted]	[redacted]		16942735	200029071-6372	04/02/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Social Security Card not provided		Third party documentation to support borrower SSN is missing.
209671912	[redacted]	[redacted]		16944895	200029071-27089	04/02/2020	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is greater than 120 days prior to the Note Date.	Valuation Type: Appraisal / Valuation Report Date: [redacted]	The appraisal was expired at the time of closing.
209671912	[redacted]	[redacted]		17289717	200029071-3831	04/15/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CDA has not been provided. Please upload
209698623	[redacted]	[redacted]		16997796	200029074-2842	04/08/2020	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided
209698623	[redacted]	[redacted]		16997840	200029074-6363	04/08/2020	Credit	Credit	Credit Documentation	Credit	Missing Document: Occupancy Certificate not provided
209698623	[redacted]	[redacted]		16997979	200029074-6668	04/08/2020	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided
209698623	[redacted]	[redacted]		16998044	200029074-25456	04/08/2020	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		Missing CDA desk review
209698623	[redacted]	[redacted]		16998087	200029074-5404	04/08/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	A signed 4506-T was located in loan file however the years was not completed.
209698623	[redacted]	[redacted]		17020481	200029074-24912	04/08/2020	Credit	Guideline	Guideline Issue	Guideline	Residual income requirement not met.	Calculated Residual Income: $[redacted]; Required Residual Income: .
There appears to be errors on the Financial Analysis.  The based on the income and debts listed the mortgagor residual income would be [redacted], less than required residual.  Also lender did not include $[redacted]/month [redacted] credit card payment on financial assessment.
														Borrower has owned the subject property for at least 5 years.		Owner
209716700	[redacted]	[redacted]		17049882	200029075-5404	04/14/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Form 4506-T signed and dated; however, requested tax years not provided.
209716700	[redacted]	[redacted]		17267943	200029075-4059	04/14/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided		Loan amount was not found on Note.
209718096	[redacted]	[redacted]		16926829	200029076-23735	04/01/2020	Credit	Missing Document	General	Missing Document	Missing Document: Financial Assessment / Financial Analysis Worksheet not provided
209718096	[redacted]	[redacted]		16927509	200029076-5404	04/01/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Form 4506-T signed and dated; however, tax years requested not provided.
209747071	[redacted]	[redacted]		17743918	200029078-5404	06/10/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	The 4506-T documents provided do not have the tax years indicated.
209747071	[redacted]	[redacted]		17743947	200029078-6398	06/10/2020	Credit	Collateral	Missing/Incorrect	Collateral	Title Evidence is not a final policy.		NA exception already set
209747071	[redacted]	[redacted]		17745607	200029078-24368	06/10/2020	Credit	HECM	General	HECM	Missing/Incomplete Condo HOA History		HOA monthly payment and history not provided.
209747071	[redacted]	[redacted]		17812754	200029078-20553	06/22/2020	Credit	Missing Document	General	Missing Document	One or more of your documents was not signed and dated by the borrower(s).		The trust agreement amendment was not signed.
209798131	[redacted]	[redacted]		16952386	200029079-5404	04/02/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Missing 2017 tax year
209878953	[redacted]	[redacted]		16948691	200029081-25456	04/02/2020	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		Secondary appraisal value/desk review is missing.
209878953	[redacted]	[redacted]		16948694	200029081-5404	04/02/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Form 4506-T signed and dated; however, requested tax years not provided.
209920073	[redacted]	[redacted]		17467563	200029084-6668	05/07/2020	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		Missing CDA.
209952320	[redacted]	[redacted]		17049188	200029086-26312	04/13/2020	Property	Guideline	Guideline Issue	Guideline	Appraised value is not >= $400,000, as required by guidelines	Value: $[redacted]		Borrower has owned the subject property for at least 5 years.	Also per[redacted]> We do have a compensating factor of 10% lower LTV.	Originator,Owner
209952320	[redacted]	[redacted]		17049204	200029086-5404	04/13/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Form 4506-T is signed and dated; however, requested tax years not provided.
209962638	[redacted]	[redacted]		17047019	200029087-17759	04/13/2020	Credit	Missing Document	General	Missing Document	Missing Document: Schedule of Closing Costs not provided
209981770	[redacted]	[redacted]		16757718	200029088-4059	03/17/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided
209981771	[redacted]	[redacted]		16736570	200029089-4059	03/17/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided		The Allonge is missing.
209981771	[redacted]	[redacted]		16739669	200029089-23383	03/17/2020	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note address is misspelled.
209981771	[redacted]	[redacted]		16739681	200029089-23387	03/17/2020	Credit	System	General	Flood	Flood Certificate Subject Address does not match Note address.		Note city in address is misspelled.
209981771	[redacted]	[redacted]		16739689	200029089-23382	03/17/2020	Credit	System	General	Missing, Incorrect, or Incomplete Final or Initial 1003	Borrower 1003 current address does not match Note address.	Borrower: [redacted]	Note city in address is misspelled.
209981771	[redacted]	[redacted]		16739692	200029089-23385	03/17/2020	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: [redacted], Valuation Type: Appraisal / Valuation Report Date: [redacted]	Note city in address is misspelled.
209981774	[redacted]	[redacted]		16715318	200029090-5404	03/17/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	A 4506 was provided but was missing the tax years
209981775	[redacted]	[redacted]		16716974	200029091-5404	03/17/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Not dated
209993438	[redacted]	[redacted]		17415180	200029094-6398	05/04/2020	Credit	Collateral	Missing/Incorrect	Collateral	Title Evidence is not a final policy.
210040596	[redacted]	[redacted]		17412587	200029095-4702	05/04/2020	Credit	Asset	Asset Documentation	Asset	Guideline Issue: Insufficient asset documentation.	Financial Institution: [redacted] / End Date: [redacted] // Account Type: [redacted]/ Account Number: [redacted]
Guidelines require 2 consecutive months of bank statements. The statements on file are not consecutive.  [redacted] statement reflects and interest period of [redacted]-[redacted]  The [redacted] statement was not provided and [redacted] statement was provided.

210047728	[redacted]	[redacted]		17430243	200029098-421	05/05/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Loan amount is blank.		Not provided on Note and missing allonge.
210047728	[redacted]	[redacted]		17445372	200029098-24912	05/05/2020	Credit	Guideline	Guideline Issue	Guideline	Residual income requirement not met.	Calculated Residual Income: $[redacted]; Required Residual Income: .
The financial assessment appears to be missing the taxes and insurance from the 2nd property.  The mortgage has been included however it does not include the escrows.  Audit calculated residual [redacted], required [redacted].

210051133	[redacted]	[redacted]		17430772	200029099-421	05/04/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Loan amount is blank.		Not provided on Note and missing allonge.
210051151	[redacted]	[redacted]		17593773	200029102-6377	05/22/2020	Credit	Collateral	Missing/Incorrect	Collateral	Appraisal is incomplete.		The invoice for the appraisal in file does reflect an approved AMC vendor.
210051151	[redacted]	[redacted]		17595767	200029102-26312	05/22/2020	Property	Guideline	Guideline Issue	Guideline	Appraised value is not >= $400,000, as required by guidelines	Value: $[redacted]
210215682	[redacted]	[redacted]		17723785	200029104-6357	06/04/2020	Credit	Compliance	Miscellaneous Compliance	Compliance	Missing Document: Name Affidavit not provided
210215682	[redacted]	[redacted]		17723820	200029104-23688	06/04/2020	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
Guidelines state the amount of coverage for Homeowners should be:• The appraiser’s evaluation of “total estimate of cost new,”; OR
• The total appraised value minus the land value. The coverage reflected on the Homeowners policy is [redacted] which falls short of the required [redacted] needed coverage.

210215682	[redacted]	[redacted]		17723827	200029104-24367	06/04/2020	Credit	HECM	General	HECM	Missing/Incomplete Property Tax History		Tax Certificate in file reflects current year taxes being paid but does not reflect the required 24 month history per guidelines.
210215682	[redacted]	[redacted]		17723833	200029104-3831	06/04/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains a 4506 -T requesting tax returns for years [redacted]/[redacted] but does list current tax year of [redacted].
210215682	[redacted]	[redacted]		17723860	200029104-3861	06/04/2020	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		The loan file does not contain evidence that the appraisal was ordered through an approved AMC vendor.
210215682	[redacted]	[redacted]		17723966	200029104-2800	06/04/2020	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit report is in file however, a credit update to reflect mortgage payments from [redacted] through closing is not in loan file to verify 0 x 30 in the past 12 months per guidelines.
210215682	[redacted]	[redacted]		17724881	200029104-595	06/04/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Dates listed for trust are different.
210217868	[redacted]	[redacted]		17591310	200029105-2800	05/22/2020	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided
It appears there is another credit report as there is additional debt listed on the final 1009 addendum and financial analysis that what is not showing on the credit report dated [redacted].  Additional credit report or credit documents not provided.

210258980	[redacted]	[redacted]		17047084	200029107-5404	04/13/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Form 4506-T signed and date; however, requested tax years not provided.
210290577	[redacted]	[redacted]		17725306	200029110-4702	06/05/2020	Credit	Asset	Asset Documentation	Asset	Guideline Issue: Insufficient asset documentation.	Financial Institution: [redacted] / End Date: [redacted] // Account Type: [redacted] / Account Number: [redacted]
The loan file contains an IRA statement to verify assets for asset dissipation however, all pages are not present as well as the statement does not reflect the prior month's balance and per guidelines would require two months statements.

210425646	[redacted]	[redacted]		17730705	200029111-26472	06/05/2020	Credit	Guideline	Guideline Issue	Guideline	Tax Lien(s) is unpaid.		The Borrower's business credit report reflects unpaid tax liens in the amount of $[redacted], $[redacted], $[redacted] and $[redacted].
210425646	[redacted]	[redacted]		17730707	200029111-4188	06/05/2020	Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		The loan file does not contain a private road agreement as it is not maintained by an HOA. Letter from Borrower in file states neighbors pitch in when repairs are needed.
210425646	[redacted]	[redacted]		17732438	200029111-5404	06/05/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:
Borrower is self employed [redacted] business at [redacted]%.  P& L provided for [redacted] and [redacted].  The [redacted] and [redacted] K-1s provided.  Unable to determine lender's calculations for income as income was increasing, however the borrower was affected by Covid-19.  There was no documentation regarding extenuating circumstances and/or how the lender arrived at the income of $[redacted].  Please provide further documentation for income.

210425646	[redacted]	[redacted]		17732466	200029111-5404	06/05/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]
Tax documents along with P&L for[redacted]/[redacted] and Balance sheet were not signed by the borrower and are required to be per the guideline.   Transcripts for [redacted]/[redacted] were not provided.

210425646	[redacted]	[redacted]		17734193	200029111-6459	06/05/2020	Credit	Credit	Credit Eligibility	Guideline	There are red flags on the fraud report that have not been addressed		The Fraud report in file reflects red flags however, there is no updated documentation in file to reflect these being addressed.
210425646	[redacted]	[redacted]		17734239	200029111-24293	06/05/2020	Credit	Income / Employment	Income Documentation	Income / Employment	The 4506-T is missing information. Neither Box 6a or 6c is checked.		The loan file contains a signed 4506 T for tax years 2018, 2017 however, the loan file does not contain a request for 2019 (most recent 2 years).
210425646	[redacted]	[redacted]		17734288	200029111-931	06/05/2020	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Appraiser's valuation company name not provided.		The loan file does not contain documentation that the appraisal was ordered through an approved AMC vendor as required by guidelines.
210425646	[redacted]	[redacted]		17734523	200029111-841	06/05/2020	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.
210425689	[redacted]	[redacted]		17683075	200029112-4059	05/29/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided		Allonge not provided. Unable to determine Loan Amount as it was not on the note.
210425689	[redacted]	[redacted]		17683610	200029112-6668	05/29/2020	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		Guidelines require a CDA. CDA not provided.
210425691	[redacted]	[redacted]		17592239	200029113-4059	05/22/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided
210426038	[redacted]	[redacted]		17727194	200029115-5404	06/05/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	The 4506-T provided does not have the years indicated.
210426038	[redacted]	[redacted]		17729231	200029115-27741	06/05/2020	Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	Disclosure: FACTA Disclosure (Reverse Review)	FACTA with credit score not provided.
210426455	[redacted]	[redacted]		17684973	200029116-4059	05/29/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided		Allonge not provided. Unable to determine Loan Amount as it was not indicated on the note.
210426455	[redacted]	[redacted]		17687905	200029116-27741	05/29/2020	Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	Disclosure: FACTA Disclosure (Reverse Review)	FACTA provided does not disclose the Fico score.
210426540	[redacted]	[redacted]		17725783	200029122-27089	06/05/2020	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is greater than 120 days prior to the Note Date.	Valuation Type: Appraisal / Valuation Report Date: [redacted]
210426540	[redacted]	[redacted]		17727316	200029122-6460	06/05/2020	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file
210426540	[redacted]	[redacted]		17727387	200029122-27741	06/05/2020	Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	Disclosure: FACTA Disclosure (Reverse Review)	FACTA with credit score not provided.
210426540	[redacted]	[redacted]		17727688	200029122-643	06/05/2020	Credit	Asset	Asset Documentation	Asset	Assets Error: Accounts are missing
FA indicates that funds from savings in the amount of $[redacted] were used for asset dissipation.  There is a TIAA Statement for CDs and MM account, however the total is $[redacted].   Institution for allocated funds and Bank Statements not provided.

210426540	[redacted]	[redacted]		17727833	200029122-23832	06/05/2020	Credit	Missing Document	General	Missing Document	Incomplete Document: FNMA 1009 - Application - Final is incomplete		Final 1009 and FA reflect initial credit report data and not the most recent credit report dated [redacted]. Updated final 1009 addendum and FA not provided.
210426569	[redacted]	[redacted]		17717315	200029127-5389	06/04/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Final Loan Agreement not provided
210426569	[redacted]	[redacted]		17717639	200029127-915	06/04/2020	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Subject square feet not provided.		The loan file contains two appraisals. The square footage from each appraisal is different, the maintenance cannot be calculated.
210426569	[redacted]	[redacted]		17717643	200029127-27814	06/04/2020	Credit	Guideline	Guideline Issue	Guideline	Mortgage lates within the previous 12 months.
The guidelines state that satisfactory housing history is 0 x 30 in the past 12 months. The Borrowers' have a 1 x 30 within the past twelve months reflected on the credit report. The financial assessment does not address this and no exception found in file.  Additionally the HOA was late the same month, borrower's letter of explanation was received.
														Property inspected post disaster but pre-FEMA declaration of disaster end date.	6 months reserves used as comp factor.	Owner,Aggregator
210426569	[redacted]	[redacted]		17717671	200029127-18347	06/04/2020	Credit	Credit	Miscellaneous	Credit	Asset verification indicated different balance from statements sumbitted
The loan file contains a bank statement ending [redacted] for a checking account and a letter from the same bank stating an updated balance as of [redacted]. However, the loan file does not contain an updated statement to support the balance that was used on the reflected Financial Assessment in file.  Only $[redacted] should be used on the financial analysis and application if amount cannot be supported.

210426569	[redacted]	[redacted]		17717681	200029127-3831	06/04/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains a signed 4506 - T for tax years 2018, 2017 but does not list 2019.
210426569	[redacted]	[redacted]		17717688	200029127-5404	06/04/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The social security income amounts used for both Borrowers' on the Financial Assessment to qualify are not supported by the social security documents provided in the loan file.
210426569	[redacted]	[redacted]		17717711	200029127-6353	06/04/2020	Compliance	Compliance	Miscellaneous Compliance	Compliance	Loan Program Info Disclosure is missing
The loan file does not contain evidence that the appraisals were ordered through an approved AMC vendor as required by guidelines, the AMC listed on the HUD is not on the approved list and an invoice or order form could not be found for the other appraisal to check approved list.

210426570	[redacted]	[redacted]		17601445	200029128-879	05/22/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	HOA Error: HOA dues not provided.		HOA and payment history not provided for rental property.
210426570	[redacted]	[redacted]		17601696	200029128-26294	05/22/2020	Credit	Title Search	Document Error	Title Search	Tax Report Not Available.		Tax Cert for rental property not provided, need documentation.
210426570	[redacted]	[redacted]		17603090	200029128-841	05/22/2020	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		The premium listed on the policy dated [redacted] does not match the payment plan document provided, also mortgagee clause not provided.
210426570	[redacted]	[redacted]		17603382	200029128-4059	05/22/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided		The allonge was not provided and is needed as the loan amount was not listed on the Note.
210426570	[redacted]	[redacted]		17603639	200029128-843	05/22/2020	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy expiration date is missing from evidence of insurance.		Not listed on document provided for subject property.
210426589	[redacted]	[redacted]		17418669	200029129-26312	05/05/2020	Property	Guideline	Guideline Issue	Guideline	Appraised value is not >= $400,000, as required by guidelines	Value: $[redacted]
210426589	[redacted]	[redacted]		17446462	200029129-20553	05/05/2020	Credit	Missing Document	General	Missing Document	One or more of your documents was not signed and dated by the borrower(s).		The LOE regarding tax lates was not signed by the borrower.
210470857	[redacted]	[redacted]		17348625	200029131-4059	04/23/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided		Alternate document to confirm loan amount is missing.
210470857	[redacted]	[redacted]		17349078	200029131-421	04/23/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Loan amount is blank.		The note does not contain the loan amount and the allonge is not on file.
210470857	[redacted]	[redacted]		17349153	200029131-5404	04/23/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	The signed and dated 4506T on file dies not contain the years requested.
210471557	[redacted]	[redacted]		17718227	200029134-3831	06/04/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:
The loan file does not contain a credit supplement to verify mortgage payments from last reported date on the credit report of [redacted] through closing of [redacted] to reflect 0 x 30 in past 12 months.

210471826	[redacted]	[redacted]		17875889	200029136-6460	07/08/2020	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file
210471826	[redacted]	[redacted]		17876389	200029136-6374	07/08/2020	Credit	Collateral	Missing/Incorrect	Collateral	Trust Agreement is incomplete.		Trust Certification in file is not executed. Blank document provided.
210471826	[redacted]	[redacted]		17876419	200029136-3861	07/08/2020	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		The AMC is not on the approved list. An exception was made to accept the appraisal for this deal only.
210495882	[redacted]	[redacted]		17816798	200029149-6374	06/23/2020	Credit	Collateral	Missing/Incorrect	Collateral	Trust Agreement is incomplete.		Trust Agreement indicates there is an "[redacted]" that was not provided. There is also a Certification of Trust (CA) that was provided but the document is blank.
210497933	[redacted]	[redacted]		17878637	200029152-5404	07/08/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	The 4506 provided in co-borrower's name is missing dates. The joint 4506 cannot be used as the borrowers are not married.
210499711	[redacted]	[redacted]		17721296	200029155-27982	06/04/2020	Credit	Guideline	Guideline Issue	Guideline	ARM/Line of Credit is only allowed in CA per guidelines.		Loan is in [redacted]
210499900	[redacted]	[redacted]		17817172	200029157-2800	06/24/2020	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The final 1009 addendum and financial analysis have more debt than the credit report supplement in file. The Initial credit report not provided.
210499900	[redacted]	[redacted]		17817282	200029157-597	06/24/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Taxes: Subject property taxes not documented		Tax payment history not provided.
210505121	[redacted]	[redacted]		17976697	200029158-6374	07/29/2020	Credit	Collateral	Missing/Incorrect	Collateral	Trust Agreement is incomplete.		Agreement and Certification of trustees and Grantor and Borrower document is incomplete.
210505121	[redacted]	[redacted]		17977618	200029158-3831	07/29/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:
Mortgage statements in file for two additional properties do not disclose property associated.  No escrows collected on any of the mortgage statements.  Unclear as to which property is the HELOC and the statement amount plus Heloc does not total $[redacted] for property unit [redacted].  Lender did not includes taxes for either of the two additional properties.  Tax documents not provided.  Additional documentation would be required to accurately calculated PITIA for both properties.

210505121	[redacted]	[redacted]		17977842	200029158-5404	07/29/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Borrower's award letter not provided.
210855231	[redacted]	[redacted]		17823237	200029160-27741	06/25/2020	Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	Disclosure: FACTA Disclosure (Reverse Review)
210855231	[redacted]	[redacted]		17823713	200029160-3831	06/25/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The initial loan application stated borrower was a permanent resident alien however the final application stated US Citizen, no explanation or verification given.
210855637	[redacted]	[redacted]		17983483	200029161-23089	07/29/2020	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report Date: [redacted]	Letter of explanation why it was listed is not signed by the borrower, need proof of MLS removal.
210855637	[redacted]	[redacted]		17986600	200029161-3831	07/29/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is located in a rural market.
210870721	[redacted]	[redacted]		17616538	200029163-24368	05/27/2020	Credit	HECM	General	HECM	Missing/Incomplete Condo HOA History
HOA history not provided and documentation to support the use of $[redacted] per month HOA when the Appraisal indicates $[redacted] per year.  The PUD questionnaire states $[redacted] payable to the bookkeeper but it is unknown the term, could be paid twice a year.

211374184	[redacted]	[redacted]		17725343	200029165-3831	06/04/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender used Annuities based on remaining term. Statement to document lenders calculations not provided.
211390087	[redacted]	[redacted]		17729845	200029166-5205	06/05/2020	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided
211519513	[redacted]	[redacted]		18229427	200029173-27982	09/04/2020	Credit	Guideline	Guideline Issue	Guideline	ARM/Line of Credit is only allowed in CA per guidelines.
211520053	[redacted]	[redacted]		17978873	200029174-6374	07/29/2020	Credit	Collateral	Missing/Incorrect	Collateral	Trust Agreement is incomplete.		Certification of Trust not provided.
211540860	[redacted]	[redacted]		17980443	200029175-595	07/29/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Vesting on title is in the name of the borrower as trustee and the vesting on the deed is in the name of the POA as trustee. No signed deed at closing provided.
211553109	[redacted]	[redacted]		17820331	200029177-6357	06/24/2020	Credit	Compliance	Miscellaneous Compliance	Compliance	Missing Document: Name Affidavit not provided
211553112	[redacted]	[redacted]		17821255	200029180-6668	06/25/2020	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided
Primary Appraised Value was $[redacted] and secondary AV was $[redacted].  Guidelines state if the estimated value is up to $[redacted] an independent third party desktop review is required.  CDA not provided.

211553113	[redacted]	[redacted]		17821571	200029181-3831	06/25/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal is subject to because it is missing CO Monitors.	Borrower has verified disposable income of at least $[redacted].		Owner
211553113	[redacted]	[redacted]		17821633	200029181-23089	06/25/2020	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report Date: [redacted]
One of the appraisal states property was listed in [redacted].  Guidelines state if property was listed in the last 12 months, the following is required.
• Proof of MLS Listing Cancellation/expiration; AND
• Explanation/documentation from the borrower(s) verifying that the intent is to occupy the property after refinancing and no longer wants/needs to sell the property; AND
• Borrower(s) to execute the Verification of Occupancy disclosure.
Note: If the subject property is listed for sale after the loan application the loan is ineligible.

211553113	[redacted]	[redacted]		17821707	200029181-25701	06/25/2020	Credit	Income	Document Error	Income	Missing evidence of current Tax Expense for this property.		The amount listed for monthly taxes of $[redacted] does not match the amount listed on the tax cert in the file, please provide additional tax documents.
211553113	[redacted]	[redacted]		17821726	200029181-25838	06/25/2020	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.
Tax document provided for vacant lot in the amount of $[redacted].  The Financial Assessment lists other property expenses as $[redacted].  Provide supporting documentation for the difference.  Also update either the Application Addendum or Financial Assessment as the additional property debt is not listed in REO but as 2 liability entries of $[redacted].

211553113	[redacted]	[redacted]		17821783	200029181-23817	06/25/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Vesting does not concur with Deed.		Title is vested as a trustee, it appears borrower wanted to be vested as an individual, death certificate provided however title has not been updated.
211553113	[redacted]	[redacted]		17821834	200029181-24492	06/25/2020	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard Insurance Policy expires within 60 days of the Note Date.	Hazard Insurance Policy Expiration Date [redacted]; Note Date [redacted]	Guidelines state payment history is required if less than 60 days.
211553113	[redacted]	[redacted]		17821850	200029181-3831	06/25/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The homeowners insurance covers rental reimbursement and borrower's driver's license lists a different address, this cast doubt on primary residence occupancy.
211553113	[redacted]	[redacted]		17822046	200029181-5385	06/25/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided
211567947	[redacted]	[redacted]		18576715	200029182-5389	10/02/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Final Loan Agreement not provided
211567947	[redacted]	[redacted]		18576718	200029182-17759	10/02/2020	Credit	Missing Document	General	Missing Document	Missing Document: Schedule of Closing Costs not provided		Exhibit 1 not found in file.
211585460	[redacted]	[redacted]		18227976	200029184-6460	09/04/2020	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file
211596946	[redacted]	[redacted]		17888172	200029186-4702	07/09/2020	Credit	Asset	Asset Documentation	Asset	Guideline Issue: Insufficient asset documentation.
Financial Institution: [redacted] / End Date: [redacted]// Account Type: [redacted]/ Account Number: [redacted], Financial Institution: Proceeds from refinance / End Date: [redacted] // Account Type: Other: Liquid Assets / Account Number: [redacted]
													The bank statement in file does not reflect the prior month's balance thus, an additional month's statement is required per guidelines.
211596946	[redacted]	[redacted]		17888178	200029186-6374	07/09/2020	Credit	Collateral	Missing/Incorrect	Collateral	Trust Agreement is incomplete.		The Trust agreement is located in the loan file however, a Trust certification and a fully executed amendment are not reflected in the loan file.
211596946	[redacted]	[redacted]		17888179	200029186-3831	07/09/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain a credit supplement that reflects 0x30 for Borrower's housing history from [redacted] through closing. The payoff also reflects a late charge balance.
211596947	[redacted]	[redacted]		17894930	200029187-915	07/09/2020	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Subject square feet not provided.		The loan file contains two appraisals that reflect two different square footage amounts for the subject property. Maintenance and utilities were based off appraisal of lower square footage.
211599806	[redacted]	[redacted]		18234039	200029188-23688	09/04/2020	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
211601153	[redacted]	[redacted]		17897826	200029189-3831	07/10/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains a trust agreement however, the Trust Certification and the Trust Amendments are not in file or fully executed.
211601154	[redacted]	[redacted]		17899073	200029190-357	07/10/2020	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	A lien other than the subject mortgage is indicated to be in super priority status.		The subject property has a HELOC that was paid off at closing. The loan file does not contain documentation that the line was closed to not require a subordination of this lien.
211601154	[redacted]	[redacted]		17899079	200029190-5404	07/10/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The loan file contains a SSA 1099 to verify Borrower's social security income but does not contain a bank statement to verify receipt and/or Award letter.
211601154	[redacted]	[redacted]		17899104	200029190-3831	07/10/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower has a Consumer late payment 1 x 30 reflected in the last 12 months from the date of the credit report and is not addressed on the Financial Assessment in file as to not require a Lesa.
211617916	[redacted]	[redacted]		18893080	200029191-23831	11/05/2020	Credit	Missing Document	General	Missing Document	Missing Document: FNMA 1009 - Application - Final not provided
211617916	[redacted]	[redacted]		18893102	200029191-6374	11/05/2020	Credit	Collateral	Missing/Incorrect	Collateral	Trust Agreement is incomplete.		The loan file is missing a fully executed sellor/grantor/ beneficiary amendment and a fully executed Trust Certification.
211617916	[redacted]	[redacted]		18896067	200029191-3831	11/05/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:
The Financial Assessment in file reflects using $[redacted] in asset dissipation however, the proceeds to the Borrower and the available line of credit does not support that this amount was available to use for income.

211617970	[redacted]	[redacted]		18586546	200029192-3831	10/06/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not have a credit update for mortgage pay history from the reporting date on the credit report of [redacted] through closing.
211626644	[redacted]	[redacted]		18234606	200029194-5404	09/04/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Only have SSA-1099 from 2019 to verify social security income and need awards letter verifying still receiving income.
211626646	[redacted]	[redacted]		18231326	200029195-27982	09/04/2020	Credit	Guideline	Guideline Issue	Guideline	ARM/Line of Credit is only allowed in CA per guidelines.		Property is located in [redacted].
211626647	[redacted]	[redacted]		18227804	200029196-27982	09/04/2020	Credit	Guideline	Guideline Issue	Guideline	ARM/Line of Credit is only allowed in CA per guidelines.
211765175	[redacted]	[redacted]		17983756	200029200-24912	07/29/2020	Credit	Guideline	Guideline Issue	Guideline	Residual income requirement not met.	Calculated Residual Income: $[redacted]; Required Residual Income: .
The residual income for the file was not met as required residual reflected on the financial assessment is $[redacted]. [redacted] installment account was not accounted for on the FA and there is not a credit supplement to reflect that account being paid off.

211765175	[redacted]	[redacted]		17983757	200029200-6460	07/29/2020	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file		Missing a fraud report for both Borrowers.
211765175	[redacted]	[redacted]		17983759	200029200-27165	07/29/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Tax returns were used for income documentation and tax transcripts are missing .
211765175	[redacted]	[redacted]		17983768	200029200-915	07/29/2020	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Subject square feet not provided.		The square footage on both appraisals in file do not match.
211765175	[redacted]	[redacted]		17983780	200029200-3831	07/29/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain a credit supplement to reflect 0 x 30 payment from the last date reflected on the credit report through closing for the subject mortgage.
211765175	[redacted]	[redacted]		17983797	200029200-24366	07/29/2020	Credit	HECM	General	HECM	Borrower failed Financial Assessment but Lender did not require LESA		Residual income was not met with installment account [redacted] reflected on the credit report that were not accounted for on the Financial Assessment in file.
211765175	[redacted]	[redacted]		17984295	200029200-3831	07/29/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1009 Application Addendum does not have section III. Employment Information completed.
211765175	[redacted]	[redacted]		17984400	200029200-23817	07/29/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Vesting does not concur with Deed.		Missing the most recent executed Deed for the subject property to verify vesting.
211765176	[redacted]	[redacted]		17979653	200029201-6374	07/29/2020	Credit	Collateral	Missing/Incorrect	Collateral	Trust Agreement is incomplete.		The loan file is missing an executed Trust Certification.
211765176	[redacted]	[redacted]		17979660	200029201-24492	07/29/2020	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard Insurance Policy expires within 60 days of the Note Date.	Hazard Insurance Policy Expiration Date [redacted]; Note Date[redacted]
211765176	[redacted]	[redacted]		17984018	200029201-23385	07/29/2020	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: [redacted], Valuation Type: Desk Review / Valuation Report Date: [redacted]	One of the appraisals and the the CDA desk review states the street number of [redacted] when the Security Instrument states the street number should be [redacted].
211765177	[redacted]	[redacted]		17982754	200029202-3861	07/29/2020	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		Appraisal must be ordered through an approved AMC (third party). AMC is not on the approved list.
211765184	[redacted]	[redacted]		17984092	200029203-27741	07/29/2020	Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	Disclosure: FACTA Disclosure (Reverse Review)	FACTA Disclosure with FICO score not provided.
211765185	[redacted]	[redacted]		17984973	200029204-21713	07/29/2020	Credit	Missing Document	General	Missing Document	Missing Document: Land Lease Agreement not provided		Lease agreement was provided for one of the Borrower's rental properties but not for both. The one in file is also expired as of [redacted].
211765185	[redacted]	[redacted]		17984974	200029204-5404	07/29/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Tax returns provided in the loan file are not signed by the Borrower.
211765186	[redacted]	[redacted]		18228743	200029205-3862	09/04/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: [redacted] Disaster Declaration Date: [redacted]
211765186	[redacted]	[redacted]		18231486	200029205-5404	09/04/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Missing evidence of awards letter to verify current social security income for Curt. Only 2019 SSA-1099 in file and need evidence still receiving income.
211838864	[redacted]	[redacted]		18314221	200029211-23735	09/18/2020	Credit	Missing Document	General	Missing Document	Missing Document: Financial Assessment / Financial Analysis Worksheet not provided
211838864	[redacted]	[redacted]		18314251	200029211-22931	09/18/2020	Credit	Guideline	Guideline Issue	Guideline	The file is missing evidence of the Total Monthly Income taxes used by lender to calculate the VA Residual Income.
211838864	[redacted]	[redacted]		18318608	200029211-3831	09/18/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Trust agreement amendment is not signed, dated or notarized.
211868986	[redacted]	[redacted]		18558220	200029214-3862	09/30/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: [redacted] Disaster Declaration Date: [redacted]
211868986	[redacted]	[redacted]		18558262	200029214-3831	09/30/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		One of the appraisals in file was not ordered through an AMC approved vendor.
211868986	[redacted]	[redacted]		18561425	200029214-3831	09/30/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal was made subject to water heater straps being put in place.
211874586	[redacted]	[redacted]		18887774	200029215-855	11/09/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]
211874586	[redacted]	[redacted]		18887936	200029215-3831	11/09/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A credit supplement was not provided in the loan file to verify mortgage payment history (0x30) for the subject property from the last reported date on the credit report through closing.
212114104	[redacted]	[redacted]		18892113	200029219-3831	11/05/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not meet the minimum credit score requirement of 680 for the selected program. Exception in file.	Property not inspected post FEMA declared disaster, but property is not located near the declared disaster area.	no late payments in the last 12 months	Owner,Originator
212114104	[redacted]	[redacted]		18892211	200029219-24368	11/05/2020	Credit	HECM	General	HECM	Missing/Incomplete Condo HOA History		The loan file only contains a print out reflecting 9 months of HOA payments not a full 12 months as required by guidelines.
212114104	[redacted]	[redacted]		18892229	200029219-25085	11/05/2020	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard Insurance Policy expires within 30 days of the Note Date.	Hazard Insurance Policy Expiration Date [redacted], Note Date [redacted]	The master insurance policy provided in the file expires same month as closing for the subject property.
212131753	[redacted]	[redacted]		18813195	200029220-27982	10/26/2020	Credit	Guideline	Guideline Issue	Guideline	ARM/Line of Credit is only allowed in CA per guidelines.
212208956	[redacted]	[redacted]		18238412	200029229-3831	09/08/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing tax certificate verifying $[redacted] for annual taxes.
212208974	[redacted]	[redacted]		18237396	200029230-4059	09/04/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided		Allonge documenting the loan amount was not provided, the note and loan agreement do not list the loan amount.
212208997	[redacted]	[redacted]		18234221	200029231-4059	09/04/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided
212209009	[redacted]	[redacted]		18241796	200029232-18045	09/04/2020	Credit	Missing Document	General	Missing Document	Incomplete Document: Condo Documentation is incomplete		The Condo dues as reflected on the appraisal states $[redacted] per year however the ledger provided by the borrower states $[redacted] per month.
212222292	[redacted]	[redacted]		18890745	200029233-27741	11/05/2020	Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	Disclosure: FACTA Disclosure (Reverse Review)	The loan file does not contain a FACTA that discloses all three bureau scores to the Borower.
212222292	[redacted]	[redacted]		18890751	200029233-6460	11/05/2020	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file
212224940	[redacted]	[redacted]		19188384	200029234-6363	12/11/2020	Credit	Credit	Credit Documentation	Credit	Missing Document: Occupancy Certificate not provided
212224940	[redacted]	[redacted]		19188543	200029234-27982	12/11/2020	Credit	Guideline	Guideline Issue	Guideline	ARM/Line of Credit is only allowed in CA per guidelines.
212227370	[redacted]	[redacted]		18821388	200029235-5389	10/26/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Final Loan Agreement not provided
212227370	[redacted]	[redacted]		18821389	200029235-23831	10/26/2020	Credit	Missing Document	General	Missing Document	Missing Document: FNMA 1009 - Application - Final not provided
212227370	[redacted]	[redacted]		18821391	200029235-4747	10/26/2020	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1
212227370	[redacted]	[redacted]		18821392	200029235-6357	10/26/2020	Credit	Compliance	Miscellaneous Compliance	Compliance	Missing Document: Name Affidavit not provided
212227370	[redacted]	[redacted]		18821393	200029235-2799	10/26/2020	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided
212227370	[redacted]	[redacted]		18821394	200029235-6363	10/26/2020	Credit	Credit	Credit Documentation	Credit	Missing Document: Occupancy Certificate not provided
212227370	[redacted]	[redacted]		18821396	200029235-17759	10/26/2020	Credit	Missing Document	General	Missing Document	Missing Document: Schedule of Closing Costs not provided
212227370	[redacted]	[redacted]		18821397	200029235-2876	10/26/2020	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided
212227370	[redacted]	[redacted]		18821404	200029235-17751	10/26/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument Loan Amount not provided.
212227370	[redacted]	[redacted]		18821406	200029235-17780	10/26/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Schedule A Legal Description does not match Title.
212227370	[redacted]	[redacted]		18821407	200029235-855	10/26/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]
212227370	[redacted]	[redacted]		18821408	200029235-17752	10/26/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument was not signed by all borrower(s).
212227370	[redacted]	[redacted]		18821409	200029235-4059	10/26/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided
212227370	[redacted]	[redacted]		18821410	200029235-2810	10/26/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment(s) not provided
212227370	[redacted]	[redacted]		18822467	200029235-5404	10/26/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	The form in the file is not signed by the borrowers.
212251151	[redacted]	[redacted]		18310813	200029151-3831	09/15/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		2019 and 2018 1040 tax returns in file are not signed and dated
212403587	[redacted]	[redacted]		19402158	200029244-27089	01/06/2021	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is greater than 120 days prior to the Note Date.	Valuation Type: Appraisal / Valuation Report Date: [redacted]	Form 442 provided [redacted] with effective date of [redacted].
212403589	[redacted]	[redacted]		18551221	200029246-6374	09/30/2020	Credit	Collateral	Missing/Incorrect	Collateral	Trust Agreement is incomplete.		The loan file is missing a fully executed Trust Certification and Agreement of Trustees/Grantor and Borrower.
212403591	[redacted]	[redacted]		18556835	200029247-20380	09/30/2020	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date [redacted], Note Date [redacted]
212403591	[redacted]	[redacted]		18556857	200029247-6374	09/30/2020	Credit	Collateral	Missing/Incorrect	Collateral	Trust Agreement is incomplete.		The loan file is missing a fully executed Trust Certification and Agreement of Trustees and Grantor and Borrower.
212892477	[redacted]	[redacted]		19845122	200029251-27089	02/10/2021	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is greater than 120 days prior to the Note Date.	Valuation Type: Appraisal / Valuation Report Date: [redacted]	Acknowledged.
212892484	[redacted]	[redacted]		18826898	200029252-27982	10/27/2020	Credit	Guideline	Guideline Issue	Guideline	ARM/Line of Credit is only allowed in CA per guidelines.
212892487	[redacted]	[redacted]		18827216	200029253-855	10/27/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]
212892488	[redacted]	[redacted]		18827670	200029254-3862	10/27/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: [redacted] Disaster Declaration Date: [redacted]
212892488	[redacted]	[redacted]		18828205	200029254-27741	10/27/2020	Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	Disclosure: FACTA Disclosure (Reverse Review)	The loan file is missing a FACTA disclosure that includes all three credit scores from the most recent credit report in file.
212892488	[redacted]	[redacted]		18828209	200029254-5404	10/27/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:
The Financial Assessment in file reflects two accounts used for asset dissipation. There is only one account reflected in the loan file and the qualifying balance is different than that of the balance used on the Financial assessment.

212892488	[redacted]	[redacted]		18828210	200029254-3831	10/27/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:
The loan file does not contain a credit supplement to verify 0x30 mortgage pay history on the mortgage accounts associated with the subject property from the last reported date on the credit report through closing.

212892489	[redacted]	[redacted]		18827895	200029255-3862	10/27/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: [redacted] Disaster Declaration Date: [redacted]
212892489	[redacted]	[redacted]		18827981	200029255-6460	10/27/2020	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file
212892489	[redacted]	[redacted]		18828003	200029255-597	10/27/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Taxes: Subject property taxes not documented		The loan file does not contain a continuous 24 month property tax payment history. Print out in file does not specify dates.
212892489	[redacted]	[redacted]		18828010	200029255-3831	10/27/2020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain a credit supplement to verify subject mortgage payment history from the date of the credit report through closing.
212974290	[redacted]	[redacted]		19805420	200029259-855	02/10/2021	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]	Disaster valuation not provided.
212980083	[redacted]	[redacted]		18966275	200029237-2810	11/13/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment(s) not provided
213045918	[redacted]	[redacted]		19865906	200029267-27982	02/23/2021	Credit	Guideline	Guideline Issue	Guideline	ARM/Line of Credit is only allowed in CA per guidelines.
213049525	[redacted]	[redacted]		19195577	200029269-27982	12/11/2020	Credit	Guideline	Guideline Issue	Guideline	ARM/Line of Credit is only allowed in CA per guidelines.
213049527	[redacted]	[redacted]		19197177	200029270-855	12/11/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]	Disaster date is after appraisal report date.
213049530	[redacted]	[redacted]		19210003	200029272-4059	12/11/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided
213049530	[redacted]	[redacted]		19210006	200029272-5389	12/11/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Final Loan Agreement not provided
213049530	[redacted]	[redacted]		19210010	200029272-23831	12/11/2020	Credit	Missing Document	General	Missing Document	Missing Document: FNMA 1009 - Application - Final not provided
213049530	[redacted]	[redacted]		19210011	200029272-4747	12/11/2020	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1
213049530	[redacted]	[redacted]		19210013	200029272-2799	12/11/2020	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided
213049530	[redacted]	[redacted]		19210014	200029272-6363	12/11/2020	Credit	Credit	Credit Documentation	Credit	Missing Document: Occupancy Certificate not provided
213049530	[redacted]	[redacted]		19210019	200029272-17759	12/11/2020	Credit	Missing Document	General	Missing Document	Missing Document: Schedule of Closing Costs not provided
213049530	[redacted]	[redacted]		19210022	200029272-2876	12/11/2020	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided
213049530	[redacted]	[redacted]		19210034	200029272-2903	12/11/2020	Compliance	Compliance	Miscellaneous Compliance	TILA	Missing Document: Right to Cancel (RTC) not provided
213049530	[redacted]	[redacted]		19210049	200029272-6388	12/11/2020	Credit	Collateral	Missing/Incorrect	Collateral	Condo Rider is missing.
213049530	[redacted]	[redacted]		19210050	200029272-17751	12/11/2020	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument Loan Amount not provided.
213049532	[redacted]	[redacted]		19208197	200029273-27982	12/11/2020	Credit	Guideline	Guideline Issue	Guideline	ARM/Line of Credit is only allowed in CA per guidelines.
213049552	[redacted]	[redacted]		19214280	200029274-855	12/11/2020	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]
213049552	[redacted]	[redacted]		19214885	200029274-5404	12/11/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Missing current awards letter evidencing borrower still receiving social security income.
213049957	[redacted]	[redacted]		19215196	200029275-23735	12/11/2020	Credit	Missing Document	General	Missing Document	Missing Document: Financial Assessment / Financial Analysis Worksheet not provided
213049957	[redacted]	[redacted]		19215328	200029275-5404	12/11/2020	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Form 4506-T signed and dated; however, requested tax years not provided.	Borrower has worked in the same position for more than 3 years.	Borrower has worked in the same position for more than 3 years.	Aggregator,Owner
213049957	[redacted]	[redacted]		19215460	200029275-24860	12/11/2020	Credit	Guideline	Guideline Issue	Guideline	One or more of the borrowers does not have a Qualifying FICO >=640, as required by guidelines	Credit Report: Original // Borrower: [redacted]	Documentation provided reflects an exception to guidelines but no compensating factors provided.
213049957	[redacted]	[redacted]		19216850	200029275-26054	12/11/2020	Credit	Credit	Public Records	Credit	Public Records/Collections/Charge Off does not meet guidelines.
213056336	[redacted]	[redacted]		19203352	200029208-25453	12/11/2020	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Desk Review value is less than 90% of the value used to calculate the LTV.		CDA desk review is [redacted]% less than appraised value.
213056336	[redacted]	[redacted]		19241580	200029208-27855	12/15/2020	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: [redacted]	Note Date: [redacted]; Lien Position: 1
213283029	[redacted]	[redacted]		19406517	200029282-855	01/06/2021	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]
213283029	[redacted]	[redacted]		19586078	200029282-3831	01/19/2021	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Need updated her FA worksheet. including the Lease payment for the Solar panels
213283030	[redacted]	[redacted]		19380300	200029283-855	01/06/2021	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]
213283035	[redacted]	[redacted]		19420970	200029286-5404	01/06/2021	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]
213283043	[redacted]	[redacted]		19382392	200029287-855	01/06/2021	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]
213283043	[redacted]	[redacted]		19382485	200029287-5404	01/06/2021	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: [redacted]	Form 4506-T signed and dated, however, requested tax years not provided.
213283381	[redacted]	[redacted]		19427883	200029288-23688	01/06/2021	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
213283495	[redacted]	[redacted]		19403951	200029227-855	01/06/2021	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]
213358061	[redacted]	[redacted]		19848597	200029264-23735	02/10/2021	Credit	Missing Document	General	Missing Document	Missing Document: Financial Assessment / Financial Analysis Worksheet not provided
213627855	[redacted]	[redacted]		19867568	200029299-4059	02/11/2021	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Allonge not provided

AMC Loan ID	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
207141981	Reviewer Comment (2019-07-10): Automated condition that has been cleared	07/10/2019			1	A	[redacted]	CA	Primary	Refinance		A	A	A	A			A	A			No
207141981	Reviewer Comment (2019-07-16): Cleared Seller Comment (2019-07-16): Full Attorney Opinion Letter and Executed Trust Amendment	07/16/2019			1	A	[redacted]	CA	Primary	Refinance		A	A	A	A			A	A			No
207591480	Reviewer Comment (2019-08-09): Cleared Seller Comment (2019-08-08): Page [redacted] is the Social Security Awards Letter showing $[redacted] a month. Please clear exception	08/09/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
207591480	Reviewer Comment (2019-08-09): Cleared	08/09/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
207591480	Reviewer Comment (2019-08-21): Cleared Reviewer Comment (2019-08-20): Nothing related received	08/21/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
207591481	Reviewer Comment (2019-08-09): Cleared	08/09/2019			1	A	[redacted]	CO	Primary	Refinance		A	A	A	A			A	A			No
207766240	Reviewer Comment (2019-09-03): Received	09/03/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
207766240	Reviewer Comment (2019-09-06): Used social security to qualify Seller Comment (2019-09-06): We only need to provide the 4506T with years stated if we used tax returns to qualify, which we didn't. Please waive condition Reviewer Comment (2019-09-03): We have income documented. The 4506 form that allows the transcripts to be pulled in the future is incomplete. It is missing the years that can be pulled. Seller Comment (2019-08-29): The doc evidencing her income is labeled award letter/continuance in the stacking order, its docD0178. Page 494/529 of my upload.	09/06/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
207776048	Reviewer Comment (2019-09-03): Agree Seller Comment (2019-08-29): The HOI evidencing coverage of $[redacted] on their 2018/2019 policy and $[redacted] on their 2019/2020 policy. The required coverage is only $[redacted]	09/03/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
207898041	Reviewer Comment (2019-09-12): Income used was social security, tax return verification not needed. Seller Comment (2019-09-11): We only need to provide a 4506 T with the tax years completed if we used tax returns to qualify the loan which we didn't. Please waive	09/12/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
207911158	Reviewer Comment (2019-09-19): Cleared Seller Comment (2019-09-19): Title policies won't be received until 30-60 days after funding, we only need to provide title commitment for purchase. Please waive condition	09/19/2019			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
207911158	Reviewer Comment (2019-09-19): Social Security used for income. Seller Comment (2019-09-19): We only need to complete the 4506 if we used them to qualify the loan which we didn't. Please waive condition	09/19/2019			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
207911159	Reviewer Comment (2019-09-19): Social Security used, cleared. Seller Comment (2019-09-19): We only need to provide the completed 4506 if we used tax returns to qualify the loan which we didn't please waive	09/19/2019			1	A	[redacted]	PA	Primary	Refinance		C	A	C	A			A	A			No
207932606	Reviewer Comment (2019-09-24): Social Security used for income Seller Comment (2019-09-23): We are only required to provide with the tax years if we used tax returns for qualifying which we didn't, please waive condition	09/24/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208001663	Reviewer Comment (2019-10-21): Cleared Seller Comment (2019-10-17): We didn't use tax returns to qualify. Only SSI income and we have the award letters, waive condition please	10/21/2019			1	A	[redacted]	GA	Primary	Refinance		C	A	C	A			A	A			No
208001663	Reviewer Comment (2019-10-21): Cleared Seller Comment (2019-10-17): It looks like it was indexed as part of the mortgage I see it pages [redacted] & [redacted] it's [redacted]	10/21/2019			1	A	[redacted]	GA	Primary	Refinance		C	A	C	A			A	A			No
208009307	Reviewer Comment (2019-10-09): Did not use tax returns to qualify Seller Comment (2019-10-08): 4506T was provided in the doc pkg it's [redacted] and [redacted]. We didn't use tax returns to qualify so they don't need the years completed. Please waive	10/09/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208009308	Reviewer Comment (2019-10-09): Agree Seller Comment (2019-10-08): There were 4 GFEs in the upload Doc numbers: [redacted], [redacted], [redacted], [redacted]	10/09/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208009308	Reviewer Comment (2019-10-09): Did not use tax returns to qualify Seller Comment (2019-10-08): We only need to provide the 4506T with dates completed if we used tax returns for qualifying which we didn't, please waive condition.	10/09/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208338249	Reviewer Comment (2019-10-21): Cleared Seller Comment (2019-10-17): We didn't use tax returns for qualifying just the SSI Award letter waive condition	10/21/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208484815	Reviewer Comment (2019-11-07): Per lender, not required with SSI. Seller Comment (2019-11-04): We didn't use tax return income, just SSI please waive condition	11/07/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208576614	Reviewer Comment (2019-11-26): Cleared	11/26/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208609965	Reviewer Comment (2020-02-06): Income not used to qualify Seller Comment (2020-02-05): (Rate Lock) We didn't use income to qualify, please waive condition	02/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208636529	Reviewer Comment (2019-12-02): Received Seller Comment (2019-12-02): (Rate Lock) This was in our original upload pgs 84-86 of 461pgs	12/02/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208680137	Reviewer Comment (2020-01-06): Used Pension/SSI, ok to clear. Seller Comment (2020-01-03): (Rate Lock) Please waive, we didn't use tax returns to qualify only pension and SSI. There are award letters & 1099s in file.	01/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208698251
Reviewer Comment (2020-01-06): Clarification provided.

Seller Comment (2020-01-03): (Rate Lock) In the upload of the preliminary title report (starting with pg [redacted]), there is an recorded [redacted] which was done to join units [redacted] & [redacted] into one unit.  When it was made into one unit, the address became [redacted].  It still has separate tax id numbers, but it is recorded as one unit.

Seller Comment (2020-01-03): (Rate Lock) Please refer to the title report & letter of explanation.  The borrowers purchased unit [redacted] in [redacted] of [redacted] and made it into 1 unit:[redacted]. Please clear condition

		01/06/2020			1	A	[redacted]	IL	Primary	Refinance		C	A	C	A			A	A			No
208698251	Reviewer Comment (2020-01-06): Clarification provided Seller Comment (2020-01-03): (Rate Lock) In the upload of the preliminary title report (starting with pg [redacted]), there is an recorded [redacted] which was done to join units [redacted] & [redacted] into one unit. When it was made into one unit, the address became [redacted]. It still has separate tax id numbers, but it is recorded as one unit.	01/06/2020			1	A	[redacted]	IL	Primary	Refinance		C	A	C	A			A	A			No
208722056	Reviewer Comment (2020-02-27): credit report reflects mortgage since [redacted], mortgage statement shows escrows.	02/27/2020			1	A	[redacted]	UT	Primary	Refinance		C	A	C	A			A	A			No
208733589	Reviewer Comment (2019-12-02): Qualified using award letters Seller Comment (2019-12-02): (Rate Lock) We only need to provide this if we used tax returns to qualify which we didn't please waive	12/02/2019			1	A	[redacted]	OR	Primary	Refinance		C	A	C	A			C	A			No
208733589	Reviewer Comment (2019-12-11): Cleared Reviewer Comment (2019-12-10): Customer states new guidelines require a CDA Reviewer Comment (2019-12-04): Cleared Seller Comment (2019-12-03): (Rate Lock) We only need the CDA if the property is over 2 million Reviewer Comment (2019-12-03): On all previous files a CDA was provided. Seller Comment (2019-12-02): (Rate Lock) Can you please let me know what you're looking for to clear this condition?	12/11/2019			1	A	[redacted]	OR	Primary	Refinance		C	A	C	A			C	A			No
208733594	Reviewer Comment (2019-12-02): Award letter used to qualify Seller Comment (2019-12-02): (Rate Lock) We only need to provide this if tax returns were used to qualify the loan which we didn't. please waive	12/02/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208734183	Reviewer Comment (2019-12-30): Cleared Seller Comment (2019-12-27): (Rate Lock) Appraised Value is $[redacted], site value is $[redacted]. Required coverage is $[redacted]K and we have $[redacted]K on the policy. We have sufficient coverage	12/30/2019			1	A	[redacted]	VA	Primary	Refinance		C	A	C	A			A	A			No
208737514	Reviewer Comment (2020-01-06): SSI used, ok to clear. Seller Comment (2020-01-03): (Rate Lock) We didn't use tax returns to qualify. SSI award letters and 1099 are in file, please waive	01/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208737514	Reviewer Comment (2020-01-06): coverage is sufficient and premium showed as PIF. Seller Comment (2020-01-03): (Rate Lock) Appraised Value is $[redacted]K with site value of $[redacted]K. We need to have $[redacted]K in coverage and we show $[redacted]. There is an email in file stating policy is PIF. See attached for yearly premium proof	01/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208743656	Reviewer Comment (2020-01-06): Pension/SSI used, ok to clear. Seller Comment (2020-01-03): (Rate Lock) We didn't use tax returns to qualify. We used pension and SSI. Award letter and 1099s are in the file, please waive	01/06/2020			1	A	[redacted]	SC	Primary	Refinance		C	A	C	A			A	A			No
208743660	Reviewer Comment (2019-12-02): Qualified with award letter Seller Comment (2019-12-02): (Rate Lock) We only need to provide this if we used tax returns to qualify which we didn't. Please waive	12/02/2019			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208743668	Reviewer Comment (2020-01-06): SSI used, ok to clear. Seller Comment (2020-01-03): (Rate Lock) Please waive, we didn't use tax returns to qualify we used pension and SSI both award letters are in the file.	01/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208743668	Reviewer Comment (2020-01-06): Coverage is sufficient. Seller Comment (2020-01-03): (Rate Lock) Appraised Value is [redacted] and the appraiser gave the site value as $[redacted]. Coverage needed is $[redacted] and HOI shows $[redacted]. Please clear	01/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208759177	Reviewer Comment (2020-05-06): Award letter used Seller Comment (2020-05-05): (Rate Lock) We didn't use tax returns to qualify, pension and SSI was used and award letters were provided. Please waive	05/06/2020			1	A	[redacted]	NJ	Primary	Refinance		C	A	C	A			A	A			No
208759177	Reviewer Comment (2020-05-11): Cleared	05/11/2020			1	A	[redacted]	NJ	Primary	Refinance		C	A	C	A			A	A			No
208789364	Reviewer Comment (2019-12-12): Qualified with social security Seller Comment (2019-12-12): (Rate Lock) We didn't use tax returns to qualify, only SSI and award letters are in file. Please waive	12/12/2019			1	A	[redacted]	OH	Primary	Refinance		C	A	C	A			C	A			No
208789364	Reviewer Comment (2019-12-16): Received	12/16/2019			1	A	[redacted]	OH	Primary	Refinance		C	A	C	A			C	A			No
208794877
Reviewer Comment (2020-03-24): Not using gross income from stables.

Reviewer Comment (2020-03-20): Need P&L for facility rental

Reviewer Comment (2020-03-16): Do not see the P&L for facility rental

Seller Comment (2020-03-12): (Rate Lock) There is a separate P & L for [redacted]. I've attached the P & L to the Schedule C that it correlates to. The P & L for the [redacted] business notes [redacted] and [redacted] is the borrower's initial, [redacted]. The P & L for the [redacted] notes it as [redacted] the borrower is claiming the rental income as Schedule C instead of the typical way we see it reported on a Schedule E. Each of the P & L's reflect the income collected and the expenses and the amounts are totaled at the bottom of the form. YTD P & L income was not used to qualify.

Reviewer Comment (2020-03-05): Document provided appears to cover all [redacted] sched c businesses but the names do not match the tax returns provided and totals and descriptions needed to calculate income are not listed.

		03/24/2020			1	A	[redacted]	MO	Primary	Refinance		C	A	C	A			A	A			No
208794877	Reviewer Comment (2020-03-05): Using schedule C income Seller Comment (2020-03-04): (Rate Lock) Regarding the rental income, the borrower does not have typical rental income. He claims it as schedule C wages on his tax returns	03/05/2020			1	A	[redacted]	MO	Primary	Refinance		C	A	C	A			A	A			No
208794877
Reviewer Comment (2020-03-20): Received explanation that the application addendum is the annual figure for both properties.

Reviewer Comment (2020-03-20): Still do not know where the $[redacted] is coming from we have a total of [redacted] based on documentation on the file.

Seller Comment (2020-03-19): (Rate Lock) Income from the [redacted] was not used as effective income to qualify so a YTD P & L is not required. The [redacted] 1098 from [redacted] shows that the mortgage is the debt of [redacted]so the borrower doesn't have personal liability for repayment of the debt. The tax bill supports that the owner of record is [redacted].

Reviewer Comment (2020-03-16): the escrow listed on the application addendum for each of the [redacted] properties is $[redacted] and $[redacted] but insurance provided is $[redacted] a month and $[redacted] a month and combined taxes are $[redacted].  Is there a Mobile home park fee?  Also where are the PITIA supporting documentation for the [redacted]?

Seller Comment (2020-03-12): (Rate Lock) [redacted] & [redacted] are [redacted] manufactured homes located on 1 parcel and that parcel as 1 Parcel ID. The attached property record from [redacted] with Parcel ID [redacted] shows in the property description this is for [redacted] & [redacted]. Also attached are the paid tax receipts from the [redacted] showing property taxes for 2019, 2018 & 2017 have been paid.

Reviewer Comment (2020-03-05): Tax documents provided appear to be for both [redacted] and [redacted]? please clarify.  Amount of escrows listed on the application addendum do not match documentation provided, please provide breakdown.

Seller Comment (2020-03-04): (Rate Lock) Regarding the rental income, the borrower does not have typical rental income.  He claims it as schedule C wages on his tax returns

		03/20/2020			1	A	[redacted]	MO	Primary	Refinance		C	A	C	A			A	A			No
208794877
Reviewer Comment (2020-03-24): Not using income from [redacted], residual meets.

Reviewer Comment (2020-03-20): We are using the income/loss of the [redacted] reflected on the schedule C.  The self employed busn took the deduction of the mortgage payment and it should be considered in the income/loss.  We are not separately charging the borrower for the mortgage payment, only including the deduction made in the schedule C.

Seller Comment (2020-03-19): (Rate Lock) Income from the [redacted] was not used as effective income to qualify so a YTD P & L is not required. The 2018 1098 from [redacted] shows that the mortgage is the debt of [redacted] so the borrower doesn't have personal liability for repayment of the debt. The tax bill supports that the owner of record is [redacted].

Seller Comment (2020-03-19): (Rate Lock) The hang up seems to be that the borrower has claimed rental income as Schedule C self-employment income, and I have found in IRS guidelines that this is allowed, see attached. The effective income used was calculated in accordance with the guidelines for Self Employment income.

Reviewer Comment (2020-03-16): Do not see the P&L for facility rental

Seller Comment (2020-03-12): (Rate Lock) Rental income and other housing expenses: - The borrower has claimed the rental income for [redacted] & [redacted] as Schedule C income. The Sch C income was calculated in accordance with the guidelines, averaged over [redacted] months and then the mortgages, taxes & insurance were included in the monthly expenses for all REO.
The credit report reflects 4 open mortgages:
[redacted] - lien against the subject proeprty that was paid in full at closing - see [redacted]
[redacted] - lien against the subject property that was paid in full at closing - see [redacted]
[redacted] ([redacted] open mortgages) with monthly payments of $[redacted] & $[redacted] are mortgages against [redacted] & [redacted]. There is a 1098 in the file from [redacted] to document account # ending in [redacted] is against [redacted]/[redacted]. The attached FA worksheet in Underwriting Analysis shows a breakdown of the T & I expenses included in the monthly expenses for other REO.

Reviewer Comment (2020-03-11): Need copies of mortgage statements, tax certs and hazard for all properties and need P&Ls for all Schedule C businesses.  Also need to know which property income is being claimed by which business.

Seller Comment (2020-03-11): (Rate Lock) The borrower has 3 Schedule c's for 2017 & 2018. [redacted] as noted on P&L, [redacted] & [redacted]. Effective income used to qualify came from [redacted] & [redacted]. Per the Platinum UW guidelines we are to use the borrowers GROSS annual income which mirrors HECM Financial Assessment guidelines.

[redacted] 2018  $[redacted] + 2017 $[redacted] = $[redacted] / [redacted] = [redacted] a month

[redacted] 2018 $[redacted] + 2017 $[redacted] = [redacted] / [redacted]= $[redacted] a month

Per the Investor Guide Self Employment income calculation

Use the LESSER of:
* Average gross earned over the previous two (2) years; OR
* Average gross earned over the previous one (1) year.

Per [redacted] [redacted] & [redacted] are 1 parcel with [redacted].  All expenses (mortgage payments, taxes & insurance) for [redacted] & [redacted], [redacted] & [redacted]/[redacted] totaling $[redacted] are accounted for in the monthly expenses.

Reviewer Comment (2020-03-05): need p&l clarified and escrows listed on the application addendum clarified with supporting documentation.

Seller Comment (2020-03-04): (Rate Lock) Regarding the rental income, the borrower does not have typical rental income.  He claims it as schedule C wages on his tax returns

		03/24/2020			1	A	[redacted]	MO	Primary	Refinance		C	A	C	A			A	A			No
208796919	Reviewer Comment (2019-12-31): Cleared Seller Comment (2019-12-30): (Rate Lock) We didn't use any income from [redacted] to qualify. The borrower owns [redacted] businesses and we only used income from [redacted]. We do have a YTD P&L from the borrower for that business. Please waive	12/31/2019			1	A	[redacted]	VA	Primary	Refinance		C	A	C	A			A	A			No
208801164	Reviewer Comment (2020-01-06): Pension income used, ok to clear. Seller Comment (2020-01-03): (Rate Lock) We didn't use tax returns to qualify only retirement income, which the pension award letter is in the file. Please waive	01/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208826057	Reviewer Comment (2019-12-18): Cleared Seller Comment (2019-12-18): We didn't use tax returns to qualify, we used SSI and we have the SS Awards letters in the file, please waive	12/18/2019			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
208901484	Reviewer Comment (2020-04-07): Received Seller Comment (2020-04-06): (Rate Lock) Uploaded Name Affidavit, please clear Seller Comment (2020-03-17): (Rate Lock) This is part of the collateral pkg we ship to [redacted] (the investor's custodian) I don't have a copy scanned and I'm not able to provide. Please waive condition	04/07/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
208901484	Reviewer Comment (2020-04-06): Received Reviewer Comment (2020-03-17): The allonge was needed to document the loan amount, not found on Note/loan agreement. Seller Comment (2020-03-17): (Rate Lock) This is part of the collateral pkg we ship to [redacted] (the investor's custodian) I don't have a copy scanned and I'm not able to provide. Please waive condition	04/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209237743	Reviewer Comment (2020-04-16): Cleared Reviewer Comment (2020-04-06): Tax returns not used to qualify Seller Comment (2020-04-03): (Rate Lock) We didn't use tax returns to qualify. Pension award letter in file, please waive condition	04/16/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209280659
Reviewer Comment (2020-01-06): Using CDA, as lowest value for LTV calculations.

Seller Comment (2020-01-03): The initial appraised value came in at $[redacted].  The CDA was ordered when the loan was first submitted and it was done on the initial appraised value.  After we got the CDA in, which shows the initial value was supported, we got the revised appraisal that now had a value of $[redacted].  The appraiser added additional comps that were over [redacted] months old and included them in the value consideration.   We challenged the appraiser on this and he would not budge and kept his value at $[redacted].  We did not feel that the $[redacted] value was supported so we ordered a field review.  The field review came in at $[redacted]. based on the guidelines, since the field review was more than [redacted]% difference we went with the field review which was lower than the appraised value.

		01/06/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			C	A			No
209280659	Reviewer Comment (2020-01-06): Provided Seller Comment (2020-01-03): This was caught at closing, sorry the correct one didn't make it to the upload, please see attached	01/06/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			C	A			No
209280777	Reviewer Comment (2020-04-06): SS income used Seller Comment (2020-04-03): (Rate Lock) Tax returns weren't used for qualifying. SSI award letter in file please clear condition.	04/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209280777	Reviewer Comment (2020-04-06): Agree, title and security instrument agree it is a condo. Seller Comment (2020-04-03): (Rate Lock) The property is a [redacted]. [redacted] appraisals on [redacted] submitted with file. Please advise what you're looking for to clear condition?	04/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209304889
Reviewer Comment (2020-02-14): Lender obtained consumer's consent post closing.

Reviewer Comment (2020-02-10): Congress recently passed the Taxpayer First Act of 2019 which applies to taxpayer information provided by the IRS on or after December 28th, 2019.

Seller Comment (2020-02-07): (Rate Lock) Uploaded tax returns & 4506 T again.  Both were in the initial upload, please advise whats needed to clear this

Seller Comment (2020-02-07): (Rate Lock) Tax returns were uploaded with the file, attached here again.

Reviewer Comment (2020-02-06): Received 4506, needing taxpayer consent disclosure

Seller Comment (2020-02-05): (Rate Lock) This was uploaded with the doc pkg, please clear

			02/14/2020		2	B	[redacted]	CA	Primary	Purchase		B	B	B	B			A	A			Yes
209355314	Reviewer Comment (2020-02-06): no income used to qualify Seller Comment (2020-02-05): (Rate Lock) We didn't use income to qualify. Please waive condition	02/06/2020			1	A	[redacted]	NV	Primary	Refinance		C	A	C	A			A	A			No
209355314	Reviewer Comment (2020-02-10): Borrower stated home is free and clear Seller Comment (2020-02-07): (Rate Lock) We don't require further documentation other than an LOE from the borrower. Please clear condition Reviewer Comment (2020-02-06): Provide documentation that supports that the property is free and clear Seller Comment (2020-02-05): (Rate Lock) We provided a signed LOE with the file stating the property is free and clear and has no HOA or HOI	02/10/2020			1	A	[redacted]	NV	Primary	Refinance		C	A	C	A			A	A			No
209362401	Reviewer Comment (2020-03-11): Provided Seller Comment (2020-03-10): (Rate Lock) This was in the original pkg pg [redacted] of [redacted]. Please clear asap	03/11/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
209362401	Reviewer Comment (2020-03-11): accepted Seller Comment (2020-03-10): (Rate Lock) Site Value is [redacted] and appraised value is $[redacted]. HOI required is only $[redacted]. Borrower has $[redacted]	03/11/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
209362401
Reviewer Comment (2020-03-13): Received

Reviewer Comment (2020-03-11): There are [redacted] copies of the same appraisal in the loan file, all completed by the same appraiser.  The [redacted] appraisal is still missing.

Seller Comment (2020-03-10): (Rate Lock) Site Value is [redacted] and appraised value is $[redacted]. HOI required is only $[redacted].  Borrower has $[redacted]

Seller Comment (2020-03-10): (Rate Lock) This was in the original pkg pg [redacted] of [redacted]. Please clear asap

Seller Comment (2020-03-10): (Rate Lock) This was in the original upload pages [redacted] please clear ASAP

		03/13/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
209362401
Reviewer Comment (2020-03-13): Received

Reviewer Comment (2020-03-11): There are [redacted] copies of the same appraisal in the loan file, all completed by the same appraiser.  The [redacted] appraisal is still missing.

Seller Comment (2020-03-10): (Rate Lock) Site Value is [redacted] and appraised value is $[redacted]. HOI required is only $[redacted].  Borrower has $[redacted]

Seller Comment (2020-03-10): (Rate Lock) This was in the original pkg pg [redacted] of [redacted]. Please clear asap

Seller Comment (2020-03-10): (Rate Lock) This was in the original upload pages [redacted] please clear ASAP

		03/13/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
209362401
Reviewer Comment (2020-03-13): Received

Seller Comment (2020-03-13): (Rate Lock) 2nd appraisal attached.

Reviewer Comment (2020-03-11): There are 8 copies of the same appraisal in the loan file, all completed by the same appraiser.  The second appraisal is still missing.

Seller Comment (2020-03-10): (Rate Lock) Site Value is 1,460,000 and appraised value is $2,110,000. HOI required is only $650,000.  Borrower has $1,555,500.00

Seller Comment (2020-03-10): (Rate Lock) This was in the original pkg pg 89-91 of 450. Please clear asap

Seller Comment (2020-03-10): (Rate Lock) This was in the original upload pages 141-209 please clear ASAP

		03/13/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
209362401	Reviewer Comment (2020-03-20): Cleared Reviewer Comment (2020-03-18): Per guidelines, subject property listed for sale in the last [redacted] months require: • Explanation/documentation from the borrower(s) verifying that the intent is to occupy the property after refinancing and no longer wants/needs to sell the property; AND • Borrower(s) to execute the Verification of Occupancy disclosure. Verification of Occupancy Disclosure not provided. Seller Comment (2020-03-17): (Rate Lock) I uploaded an LOE from the borrower, please let me know what if anything else is needed to clear this	03/20/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
209453701	Reviewer Comment (2020-03-11): Provided Seller Comment (2020-03-10): (Rate Lock) This was in our initial upload pages [redacted] please clear ASAP	03/11/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209485750	Reviewer Comment (2020-03-30): Received allonge	03/30/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209637181	Reviewer Comment (2020-04-09): Received	04/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209637181	Reviewer Comment (2020-04-09): Received	04/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209637181	Reviewer Comment (2020-04-09): Received	04/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209671912	Reviewer Comment (2020-04-06): Received 1099	04/06/2020			1	A	[redacted]	NM	Primary	Refinance		C	A	C	A			A	A			No
209671912
Reviewer Comment (2020-04-07): Agree

Seller Comment (2020-04-06): (Rate Lock) We don't need an exception, this is covered in our guidelines. See Excerpt from guidelines below.
Appraisal
Appraisal Expiration
An appraisal is valid for 120 days from the original appraisal effective date. Must be within 120 days at time of closing.
LBF allows a one (1) time 30-day extension if the loan is approved prior to the appraisal expiration date.
The 30 days provides a total of 150 days from the original appraisal effective date. A 30-day extension will not be granted if the subject property is located within a declining market. An appraisal update,
a.k.a. recertification of value is not permitted.

Reviewer Comment (2020-04-06): Do not see exception

Seller Comment (2020-04-03): (Rate Lock) appraisal has been extended and good thru 04/17/2020: stable market with sufficient sale comps and reasonable adjustment.

		04/07/2020			1	A	[redacted]	NM	Primary	Refinance		C	A	C	A			A	A			No
209671912	Reviewer Comment (2020-04-15): Cleared	04/15/2020			1	A	[redacted]	NM	Primary	Refinance		C	A	C	A			A	A			No
209698623	Reviewer Comment (2020-04-09): Cleared	04/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209698623	Reviewer Comment (2020-04-09): Provided	04/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209698623	Reviewer Comment (2020-04-09): provided	04/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209698623	Reviewer Comment (2020-04-09): Provided	04/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209698623	Reviewer Comment (2020-04-09): Not required Seller Comment (2020-04-08): (Rate Lock) We didn't use income to qualify borrower, just dissipated assets from the loan. Please waive condition Seller Comment (2020-04-08): (Rate Lock) We didn't use tax returns to qualify. SSI awards letters in file. Please waive condition	04/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209698623
Reviewer Comment (2020-04-22): This should have been cleared, not waived, it met guideline requirements.

Reviewer Comment (2020-04-17): Re opened

Reviewer Comment (2020-04-16): Lender waiving the exception with compensating factors.

Seller Comment (2020-04-16): (Rate Lock) We put the $[redacted] monthly capital one payment into the expenses and we are[redacted]% ri so we've put in compensating factor for property charges being paid on time for prior [redacted] months

Reviewer Comment (2020-04-16): Document provided was a post close document and financial assessment still does not add up correctly.

		04/22/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209716700	Reviewer Comment (2020-04-15): SSI used Seller Comment (2020-04-15): (Rate Lock) Tax returns not used to qualify. SSI award letter in file please waive condition	04/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209716700	Reviewer Comment (2020-04-15): Received Seller Comment (2020-04-15): (Rate Lock) Allonge uploaded Seller Comment (2020-04-15): (Rate Lock) Tax returns not used to qualify. SSI award letter in file please waive condition	04/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209718096	Reviewer Comment (2020-04-06): Received	04/06/2020			1	A	[redacted]	AZ	Primary	Refinance		C	A	C	A			A	A			No
209718096	Reviewer Comment (2020-04-06): SS income used Seller Comment (2020-04-03): (Rate Lock) Tax returns weren't used to qualify. SSI award letters in file. Please waive	04/06/2020			1	A	[redacted]	AZ	Primary	Refinance		C	A	C	A			A	A			No
209747071	Reviewer Comment (2020-06-12): Cleared Seller Comment (2020-06-12): (Rate Lock) We didn't use tax returns to qualify, SS Award letters in file. Please waive condition	06/12/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
209747071	Reviewer Comment (2020-06-12): Cleared Seller Comment (2020-06-12): (Rate Lock) We only need to provide the prelim for purchase. Please clear condition	06/12/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
209747071	Reviewer Comment (2020-06-12): History uploaded. Seller Comment (2020-06-12): (Rate Lock) We only need to provide the prelim for purchase. Please clear condition	06/12/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
209747071	Reviewer Comment (2020-06-22): Provided	06/22/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
209798131	Reviewer Comment (2020-04-06): SS income used Seller Comment (2020-04-03): (Rate Lock) We didn't use tax returns to qualify, SSI award letter is in file. Please waive condition	04/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209878953	Reviewer Comment (2020-04-06): Received	04/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209878953	Reviewer Comment (2020-04-06): Only SS is used Seller Comment (2020-04-03): (Rate Lock) We didn't use tax returns to qualify. SSI Award letter in file please waive	04/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
209920073	Reviewer Comment (2020-05-20): Cleared	05/20/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
209952320
Reviewer Comment (2020-05-06): Confirmed with [redacted] at [redacted] that this was an approved exception.

Seller Comment (2020-04-30): (Rate Lock) Please get with the investor for this, it's done on an exception only basis i believe so it's not part of our guidelines.

Reviewer Comment (2020-04-22): Please provide resource that states this.  We see the guidelines reference other situations that allow with LTV cut, but not for appraised value.

Seller Comment (2020-04-21): (Rate Lock) We don't need to provide compensating factors for this exception.  We just need to have a LTV cut of [redacted]%

Reviewer Comment (2020-04-15): Please provide compensating factors so the exception can be downgraded.

Seller Comment (2020-04-13): (Rate Lock) (Rate Lock) This is allowed as an exception per the investor. See attached

				05/06/2020	3	C	[redacted]	CA	Primary	Refinance		C	C	C	A			C	C			No
209952320	Reviewer Comment (2020-04-15): SSI used to qualify Seller Comment (2020-04-13): (Rate Lock) We didn't use tax returns to qualify. SSI Award letter in file please waive condition Seller Comment (2020-04-13): (Rate Lock) This is allowed as an exception per the investor. See attached	04/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	C	C	A			C	C			No
209962638	Reviewer Comment (2020-04-14): received	04/14/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209981770
Reviewer Comment (2020-03-30): Received

Reviewer Comment (2020-03-18): The allonge was needed to document the loan amount, not found on Note/loan agreement.

Seller Comment (2020-03-18): (Rate Lock) Here is an unsigned copy, I don't have the capability to sign and scan. We're working from home due to the Corona Virus :(

Reviewer Comment (2020-03-17): The allonge was needed to document the loan amount, not found on Note/loan agreement

Seller Comment (2020-03-17): (Rate Lock) This is part of the collateral pkg we ship to [redacted] (the investor's custodian) pre-purchase. I don't have a copy scanned and I'm not able to provide. Please waive condition

		03/30/2020			1	A	[redacted]	CA	Primary	Refinance		A	A	A	A			A	A			No
209981771	Reviewer Comment (2020-03-20): Cleared	03/20/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209981771	Reviewer Comment (2020-03-23): note corrected	03/23/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209981771	Reviewer Comment (2020-03-23): note corrected	03/23/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209981771	Reviewer Comment (2020-03-23): note is corrected	03/23/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209981771	Reviewer Comment (2020-03-23): note corrected	03/23/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209981774	Reviewer Comment (2020-03-17): Cleared. Seller Comment (2020-03-17): (Rate Lock) We have the SSA award letter, we didn't use tax returns to qualify. Please waive	03/17/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209981775	Reviewer Comment (2020-03-17): Cleared. Seller Comment (2020-03-17): (Rate Lock) We have the pension award letter, we didn't use tax returns to qualify. Please waive	03/17/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
209993438	Reviewer Comment (2020-05-06): Agree Seller Comment (2020-05-05): (Rate Lock) We only need to provide the prelim commitment for purchase. Final policy is a trailing doc, please clear condition	05/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210040596
Reviewer Comment (2020-05-08): Cleared

Seller Comment (2020-05-07): (Rate Lock) The guidelines don't say how many month's bank statements that we have to have for source of liquid reserves, but this is what I am finding with regards to asset verification.  I would think that this applies to liquid reserves as well.  Also, we are not using these funds for income; just evidence of liquid reserves for 6 months property charges.  The FA worksheet does reflect the assets, but it also shows that none of them are being dissipated for income.  The asset statement that we have in the file is a full month's statement for that account, lists the borrower's name and account number, and provides a beginning and ending month's balance.  This should be sufficient to clear that exception, otherwise the investor is going to have to explain why not as it meets the guidelines.

Reviewer Comment (2020-05-06): Guidelines state 2 months bank statements required for assets.  There is no guidelines specific for reserves indicating 1 month allowed.

Seller Comment (2020-05-05): (Rate Lock) These assets are only being used to source the 6 months of liquid reserves for property charges.  Our guidelines don't state that we have to document it with 2 months bank statements.  They originally provided [redacted], but I told them that we needed a more recent copy (which they provided [redacted]).  The March statement does provide us the [redacted] ending balance and the [redacted] ending balance of the borrower's IRA.  We shouldn't need February's statement since we are only showing evidence that the borrower has 6 months of liquid reserves to cover his property charges.

		05/08/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210047728	Reviewer Comment (2020-05-06): received	05/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210047728	Reviewer Comment (2020-05-06): asset dissipation added	05/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210051133	Reviewer Comment (2020-05-06): Received	05/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210051151	Reviewer Comment (2020-05-27): Cleared Seller Comment (2020-05-27): (Rate Lock) the appraisal I show is from Class Valuation which is an approved AMC, please let me know what you're looking at?	05/27/2020			1	A	[redacted]	CT	Primary	Refinance		C	A	C	A			C	A			No
210051151	Reviewer Comment (2020-05-28): Cleared Seller Comment (2020-05-27): (Rate Lock) We applied a 10% haircut for low value, please get with investor. This is allowed	05/28/2020			1	A	[redacted]	CT	Primary	Refinance		C	A	C	A			C	A			No
210215682	Reviewer Comment (2020-06-05): Cleared	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
210215682	Reviewer Comment (2020-06-05): Cleared Seller Comment (2020-06-05): (Rate Lock) We need a minimum of $650,000 in coverage. The borrower's have $638,000 and an additional $63,800 for other structures. Other structures were given value in the appraisal report. We have 701,800.	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
210215682
Reviewer Comment (2020-06-16): Cleared

Seller Comment (2020-06-15): (Rate Lock) According to the [redacted] Annual secured property tax bill in the file and attached - the taxes are due in [redacted] and [redacted]. Attachment 1

[redacted] was paid in [redacted] in the full installment amount of $[redacted] - Attachment 2

2018 was paid by check around the same times [redacted]/[redacted] and [redacted] - Attachment 3

This was sufficient along with the email from title that taxes were current for me to make the decision  to let the file move on.

Reviewer Comment (2020-06-10): please provide the comp factors used to waive the exception.

Seller Comment (2020-06-10): (Rate Lock) We have the statement showing current, we're unable to get the tax history.  This was waived by Management because the county offices are/were not open and we could not get proof.

		06/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
210215682	Reviewer Comment (2020-06-05): Cleared Seller Comment (2020-06-05): (Rate Lock) We didn't use tax returns to qualify, SS Award letter in file. Please waive condition	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
210215682	Reviewer Comment (2020-06-05): Cleared Seller Comment (2020-06-05): (Rate Lock) Pg [redacted] of the appraisal and the invoice uploaded in the file both show Class Valuation	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
210215682	Reviewer Comment (2020-06-09): Cleared Seller Comment (2020-06-09): (Rate Lock) The credit was pulled on [redacted] and the last date reported per credit was [redacted]. We have [redacted] months of mortgage payment history with no lates through [redacted]. We didn't' close until [redacted]. I've never heard that we need to verify mortgage payment history after we pull credit	06/09/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
210215682	Reviewer Comment (2020-06-05): Cleared Seller Comment (2020-06-05): (Rate Lock) A new deed was done at closing and uploaded with the file. The title policy will reflect the new vesting once the DOT has been recorded. Prelims don't get updated, they need to show the current vesting at time of closing.	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			C	A			No
210217868
Reviewer Comment (2020-05-27): Cleared

Seller Comment (2020-05-27): (Rate Lock) The credit report we have in the file (dated [redacted]) shows total revolving monthly payments are $[redacted], which is what RV and the FA Worksheet reflects.  They may not be looking at the full credit report.  It is broken down into joint accounts first (starting on pg [redacted]), then borrower 1 accounts (starting on pg [redacted]), then lastly borrower 2 accounts (starting on pg [redacted]).  There are only [redacted] credit accounts that have balances on credit (all other accounts have zero balances) and the total monthly payment for those accounts matches our docs.  They will need to identify which accounts are not on the credit report as I am not seeing that any are missing or added that are not on credit

		05/27/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
210258980	Reviewer Comment (2020-04-14): SSI used for qualifying Seller Comment (2020-04-13): (Rate Lock) We didn't use tax returns to qualify, SSI Income only award letters are in file. Please waive condition	04/14/2020			1	A	[redacted]	CO	Primary	Refinance		C	A	C	A			A	A			No
210290577
Reviewer Comment (2020-06-09): Cleared

Seller Comment (2020-06-09): (Rate Lock) We are only using the borrower's traditional IRA account and the borrower only provided us the pages from her investment portfolio for that account only.  The statement includes a beginning value ($[redacted]), which is also the previous month's ending value, and an ending value ($[redacted]).  Not only do we have the previous month's balance, we also have the beginning of the year balance for [redacted].  We have all pages to the statement that relate to that traditional IRA account only.  Since we are not using any of her other assets, there is no need for the borrower to provide us a complete copy of her investment portfolio

		06/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210425646	Reviewer Comment (2020-06-09): Liens belong to the business Seller Comment (2020-06-09): (Rate Lock) 2) Tax Liens - These are tax liens of the business, not our borrower. They are not included in the expense analysis since they are not the borrower's directly.	06/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210425646	Reviewer Comment (2020-06-09): Cleared Seller Comment (2020-06-09): (Rate Lock) per the guidelines, we just need to have a recorded easement for ingress and egress. There is no requirement for property owners to have a maintenance agreement when the HOA does not. The subject's private road is protected by a recorded easement, which copies of the easement were provided and included in the preliminary title report. Easement provided ingress and egress to the homeowners.	06/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			Yes
210425646
Reviewer Comment (2020-06-09): Cleared

Seller Comment (2020-06-09): (Rate Lock) 3) Income calculation - We took a 2 year average of the borrower's self-employed S-Corp income from [redacted] & [redacted].  I followed the FNMA Cash Flow worksheet to calculate the income.  I have attached a copy of my worksheet for their reference.  There is no need to document an extenuating circumstance as the income over the past [redacted] years tax returns has not declined.  Also, [redacted] Year-end P&L statement shows that their gross profits were within [redacted]% of [redacted] and the [redacted] YTD P&L is showing that the business is still stable with profits.

		06/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210425646
Reviewer Comment (2020-06-10): Cleared

Seller Comment (2020-06-10): (Rate Lock) No, the P&L statements are not required to be signed.  Below are the guidelines for self-employment income.  We took an average of the [redacted] years income as reported on the tax returns, so all that would be required is the [redacted] Year-End P&L and a [redacted] YTD P&L statement and a balance sheet (all of which we got).  The only time you would need an audited YTD P&L statement is if you are using the income from the P&L statement to qualify, which I did not do.

Reviewer Comment (2020-06-09): please provide signed P&L.

		06/10/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210425646	Reviewer Comment (2020-06-09): Cleared Seller Comment (2020-06-09): (Rate Lock) We don't have access to actually clear those alerts off of the credit report. However, we did verify the borrower's DOB and SSN with his DL and [redacted] SSA-1099. The borrower's address and occupancy was verified with documentation in the loan file as well (i.e. DL, HOI, tax returns, credit report, etc.). Other than referring them to the other docs in the loan file, I am not sure how else we can clear those red flags	06/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210425646	Reviewer Comment (2020-06-09): Cleared Seller Comment (2020-06-09): (Rate Lock) 4) 4506-T - I checked the form that was uploaded in DV and box [redacted] is checked. Also, the borrower had not filed his [redacted] tax returns at that time and he has until [redacted]th to do so (extension as a result of COVID-19). Since he has not filed his [redacted] returns, there is no need to add [redacted] on the request form as nothing will come back.	06/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210425646	Reviewer Comment (2020-06-09): Cleared Seller Comment (2020-06-09): (Rate Lock) Both the appraisal and invoice show it was done for Class Valuation, please clear condition	06/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210425646	Reviewer Comment (2020-06-09): Cleared	06/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210425689	Reviewer Comment (2020-06-01): Cleared	06/01/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210425689	Reviewer Comment (2020-06-08): Cleared	06/08/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210425691	Reviewer Comment (2020-05-27): Cleared	05/27/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210426038	Reviewer Comment (2020-06-09): Cleared Seller Comment (2020-06-09): (Rate Lock) We didn't use tax returns to qualify. 1099 used for qualifying in file. Please waive condition	06/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210426038	Reviewer Comment (2020-06-16): Cleared	06/16/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210426455	Reviewer Comment (2020-06-01): Cleared	06/01/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210426455	Reviewer Comment (2020-06-16): Cleared	06/16/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210426540	Reviewer Comment (2020-06-12): Cleared Seller Comment (2020-06-11): (Rate Lock) We're permitted to extend an appraisal for 30 days if it's not in a declining market Reviewer Comment (2020-06-10): Is this because of an exception? Seller Comment (2020-06-10): (Rate Lock) We're permitted to extend for 30 days.	06/12/2020			1	A	[redacted]	CO	Primary	Refinance		C	A	C	A			A	A			No
210426540	Reviewer Comment (2020-06-12): Cleared Seller Comment (2020-06-12): (Rate Lock) The credit report has no derogatory remarks or public records, and there are no negative characteristics/red flags in the file where we would question for a Letter of Explanation or additional supporting documentation. Since the investor does not require a fraud report to be provided, I am not sure why this item is being requested	06/12/2020			1	A	[redacted]	CO	Primary	Refinance		C	A	C	A			A	A			No
210426540	Reviewer Comment (2020-06-10): Cleared	06/10/2020			1	A	[redacted]	CO	Primary	Refinance		C	A	C	A			A	A			No
210426540
Reviewer Comment (2020-06-12): Cleared

Seller Comment (2020-06-12): (Rate Lock) The  Asset Dissipation was based on using the [redacted] Proceeds for the subject transaction. It is identified as Savings because, there is no choice for the dissipating the [redacted] in RV.
The amount used for the[redacted] to dissipate was $[redacted]  even though the borrower received much more than this amount.
None of the other assets were used for the calculation of the income from assets (see below).
However, I see where the disconnect may be as the FA shows all of the assets from this screen but, no description of what is being used like RV does!
Since the Investor only receives the FA Worksheet it would be confusing to a reviewer if ,the file does not include clarity of what is being used which is the situation for the original FA Worksheet which did not explain.
However, when the Underwriter revised the FA worksheet, it was explained that the $[redacted] is from the Principal Limit.
I am providing more detail of what happened and how the Asset Dissipation income was based on:  "The Asset Dissipation is calculated using proceeds of $[redacted]. Borrower actually received more proceeds from this transaction however, the Underwriter is being conservative and reduced the amount for the Asset Dissipation income calculation of $[redacted] per month".
The references to any other asset on the FA worksheet is moot, as they were not considered in calculating income.

Reviewer Comment (2020-06-10): appears statements have been provided, but they do not cover the difference

Seller Comment (2020-06-10): (Rate Lock) We're permitted to extend for 30 days.

		06/12/2020			1	A	[redacted]	CO	Primary	Refinance		C	A	C	A			A	A			No
210426540	Reviewer Comment (2020-06-12): Cleared	06/12/2020			1	A	[redacted]	CO	Primary	Refinance		C	A	C	A			A	A			No
210426569	Reviewer Comment (2020-06-05): loan agreement provided Seller Comment (2020-06-05): (Rate Lock) Page [redacted] of both appraisals show they were done through Class Valuation	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
210426569	Reviewer Comment (2020-06-05): Cleared Seller Comment (2020-06-05): (Rate Lock) 3) The square feet of the subject from both appraisals is only about [redacted] sf difference. This is not much of a difference and we are using the appraisal that had the higher sf for calculating the maintenance and utilities.	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
210426569
Reviewer Comment (2020-06-15): reserves used as a comp factor

Buyer Comment (2020-06-12): We can accept this exception. 6mo liquid reserves compensating factor should be written into the guidelines. Let me know if you do not see this in your version of the guidelines.

Reviewer Comment (2020-06-05): Have you reached out to [redacted] for the exception? any approval would have to come directly from them.

Seller Comment (2020-06-05): (Rate Lock) 2) Exception was receive for the late payments and 6 months of liquid assets was documented.  Management exception was granted. Escalation for Platinum program  exception for 1X30 days late on HELOC in past 12 months - approved [redacted]
Application date is [redacted] before the cut-off date for exceptions.
Borrower has excellent credit (representative credit score of [redacted]) except for the 1x30 days late on a HELOC is past 12 months. Borrower's explanation makes sense, plus they have at least 6 months reserves verified in their [redacted] account.

[redacted] -

I need for you to review the Sellers (#[redacted]) loan for an exception request for a 30-day late payment on the borrowers' HELOC.  This HELOC is secured to the borrowers' other REO Property.  For your convenience, I have attached the letter and the borrower's bank statement with letter from the bank stating what the current balance is for this account.  The letter from the bank has not been signed, but I am kicking it back to them to get it signed.

Please let me know if the exception can be granted.  The application on this Platinum file was [redacted].

Sincerely,

[redacted]DE Underwriter

				06/15/2020	2	B	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
210426569	Reviewer Comment (2020-06-05): cleared Seller Comment (2020-06-05): (Rate Lock) 1) The [redacted] account is not being used for dissipation. This is only being used as evidence of 6 months of liquid reserves. The VOD letter from the bank shows what the current balance of the account as of [redacted] was $[redacted], which was sufficient to cover the requirement.	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
210426569	Reviewer Comment (2020-06-05): Cleared Seller Comment (2020-06-05): (Rate Lock) We didn't use tax returns to qualify. Pension and SS letters in file, please waive condition	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
210426569	Reviewer Comment (2020-06-05): Cleared Seller Comment (2020-06-05): (Rate Lock) Income on FA Wksht matches supporting documentation, please waive	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
210426569	Reviewer Comment (2020-06-05): Cleared Seller Comment (2020-06-05): (Rate Lock) Page [redacted] of both appraisals show they were done through Class Valuation	06/05/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
210426570	Reviewer Comment (2020-05-28): Cleared	05/28/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
210426570	Reviewer Comment (2020-05-28): provided	05/28/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
210426570	Reviewer Comment (2020-05-28): Cleared Seller Comment (2020-05-27): (Rate Lock) The annual premium is [redacted]. The attached page is just an invoice for whats currently owed on the policy, it's not a payment plan scchedule	05/28/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
210426570	Reviewer Comment (2020-05-28): cleared	05/28/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
210426570	Reviewer Comment (2020-05-28): Cleared Seller Comment (2020-05-27): (Rate Lock) HOI shows good through [redacted] Seller Comment (2020-05-27): (Rate Lock) [redacted] binder provided with file shows exp date of [redacted]	05/28/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
210426589	Reviewer Comment (2020-06-16): Cleared Seller Comment (2020-06-15): (Rate Lock) We reduced LTV by 10% please clear condition Buyer Comment (2020-06-15): We can accept this loan with compensating factor 10% lower LTV Reviewer Comment (2020-05-18): Awaiting response. Will follow up Seller Comment (2020-05-15): (Rate Lock) Were you able to get the answer from the investor on this? Reviewer Comment (2020-05-07): we will reach out. Seller Comment (2020-05-05): (Rate Lock) Please speak with the investor, we can do this on an exception basis with a 10% LTV haircut	06/16/2020			1	A	[redacted]	NJ	Primary	Refinance		C	A	C	A			C	A			No
210426589	Reviewer Comment (2020-05-06): Received	05/06/2020			1	A	[redacted]	NJ	Primary	Refinance		C	A	C	A			C	A			No
210470857	Reviewer Comment (2020-05-01): Cleared	05/01/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210470857	Reviewer Comment (2020-05-05): Received allonge Seller Comment (2020-05-01): (Rate Lock) Provided allonge, to clear condition below, please clear this one as well.	05/05/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210470857	Reviewer Comment (2020-04-29): Cleared Seller Comment (2020-04-29): (Rate Lock) Please waive condition. Tax Returns weren't used to qualify, only SSI and the award letters were provided.	04/29/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210471557
Reviewer Comment (2020-06-05): Cleared

Seller Comment (2020-06-05): (Rate Lock) The credit report is good for 120 days, so I wouldn't think that we have to get a supplement to update the mortgages.  Also, we have recent mortgage statements that are dated after the credit report that shows that the mortgages have been current (no late fees, no past due balances, etc.).  Lastly, our payoff statements show that both mortgages were current.  Given the borrower's credit score, her overall payment history (she paid everything on time), and the fact that the mortgage statements and payoffs do not reflect any late or past due payments there isn't a need for a credit update.  We have enough information to show that she has made all of her mortgage payments on time.

		06/05/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210471826
Reviewer Comment (2020-07-09): Cleared

Seller Comment (2020-07-08): (Rate Lock) We don't have to provide a fraud report. Please waive condition based on guidelines below
Fraud Alert
If the borrower(s) credit report or LBF's Interthinx report reflects an open Fraud Alert than additional verification to extend credit is required.
* LBF requires a Fraud Alert Checklist to be completed and fully executed. Contact with the borrower(s) must be made using the phone number identified in the fraud alert message.
* If more than one borrower and there is an alert for each borrower than contact must be made with each borrower. A spouse may not give authorization for the other spouse.
* The underwriter must review the written certification to confirm that all requirements were met, and sign & date the certification.
Note: Loans submitted to underwriting without the completed Fraud Alert Checklist(s) cannot receive an underwriting decision.

		07/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
210471826	Reviewer Comment (2020-07-09): Cleared Reviewer Comment (2020-07-09): investor is requiring it, Please provide Seller Comment (2020-07-09): (Rate Lock) This is a title doc and not a requirement on the file. Please waive condition Reviewer Comment (2020-07-09): Last time this was blank, [redacted] pushed back. Please provide an executed copy. Seller Comment (2020-07-08): (Rate Lock) This isn't a lender required doc, it's a title doc and title is responsible for getting it to provide the policy but we don't condition for it, it's on the title co	07/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
210471826	Reviewer Comment (2020-07-09): cleared Seller Comment (2020-07-09): (Rate Lock) We don't have to provide compensating factors for this exception Reviewer Comment (2020-07-09): Please provide comp factors for the exception. Seller Comment (2020-07-08): (Rate Lock) We are permitted to make exceptions, please clear condition	07/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			C	A			No
210495882
Reviewer Comment (2020-07-09): Clear

Reviewer Comment (2020-07-09): Please provide cert of trust.

Seller Comment (2020-07-09): (Rate Lock) I believe there is some confusion about the Trust Agreement provided. The document in the file is a [redacted] of the trust dated [redacted] and restated on [redacted].
It is the complete trust agreement [redacted] pages). This document includes the original trust which has been restated plus includes everything from the original trust and which is amended and restated.
And is the complete trust document which was reviewed and approved by [redacted].
Therefore, we have provided all of the appropriate Trust documentation.
Note: Since we have the complete Trust and Approval letter from the Attorney the Certification of Trust is not applicable.

		07/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210497933	Reviewer Comment (2020-07-09): Cleared Seller Comment (2020-07-08): (Rate Lock) We didn't use tax returns to qualify, only SSI and award letters are in file, please waive condition	07/09/2020			1	A	[redacted]	OR	Primary	Refinance		C	A	C	A			A	A			No
210499711	Reviewer Comment (2020-06-05): Cleared Seller Comment (2020-06-05): (Rate Lock) Please get with the investor, [redacted] was approved on [redacted]	06/05/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
210499900	Reviewer Comment (2020-07-13): Cleared Reviewer Comment (2020-07-09): Please provide corrected FA Seller Comment (2020-07-09): (Rate Lock) It appears that a new credit report was received dated [redacted] with new balances that are less than what the prior credit report dated [redacted] reflected. (See Below). The Underwriter appears to not have updated RV Credit Screen which did not update the FA Worksheet based on the revised credit report where the prior credit report info remained.	07/13/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
210499900	Reviewer Comment (2020-07-09): Cleared Seller Comment (2020-07-09): (Rate Lock) This tax documentation is in the file for taxes paid 2018 - 2019, and 2019-2020. Both years show paid and the dates paid Nov 13, 2018 , Jan 11, 2019, Nov 5, 2019, and March 3, 2020.	07/09/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
210505121	Reviewer Comment (2020-08-06): Cleared	08/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210505121
Reviewer Comment (2020-08-06): Cleared

Seller Comment (2020-08-05): (Rate Lock) 2) Credit:  The additional mortgages on credit are connected to the following properties. I have attached the additional documentation that we got showing the secured addresses.  The [redacted] properties ([redacted] & [redacted]) are located in a Co-Op.  Therefore the RE Taxes are included in the HOA dues that the borrower pays on these properties.   This was explained by the borrower in his LOE (Attached).  I have also attached the property detail report for these two apartments showing no RE Taxes.
a. [redacted] #[redacted] - secured to [redacted]
b. [redacted] #[redacted] - secured to [redacted]
c. [redacted] #[redacted] - secured to [redacted]

		08/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210505121	Reviewer Comment (2020-08-06): Cleared Seller Comment (2020-08-05): (Rate Lock) The borrower's income was SS Income, which was documented with the [redacted] SSA-1099. This is an acceptable form of documentation per guidelines	08/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
210855231	Reviewer Comment (2020-07-09): Cleared	07/09/2020			1	A	[redacted]	NM	Primary	Refinance		C	A	C	A			A	A			No
210855231	Reviewer Comment (2020-07-07): Corrected app provided	07/07/2020			1	A	[redacted]	NM	Primary	Refinance		C	A	C	A			A	A			No
210855637	Reviewer Comment (2020-08-06): Cleared	08/06/2020			1	A	[redacted]	TX	Primary	Refinance		C	A	C	A			A	A			No
210855637	Reviewer Comment (2020-08-06): Cleared Seller Comment (2020-08-05): (Rate Lock) Correct and the loan has a 10% LTV haircut as per guidelines. Please clear condition	08/06/2020			1	A	[redacted]	TX	Primary	Refinance		C	A	C	A			A	A			No
210870721	Reviewer Comment (2020-05-28): Cleared Seller Comment (2020-05-27): (Rate Lock) Uploaded, the $[redacted] on the questionnaire was the bookkeepers fee to fill out the questionnaire for us.	05/28/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211374184
Reviewer Comment (2020-06-05): Cleared

Seller Comment (2020-06-05): (Rate Lock) 1) The borrower has a life annuity contract that we used for asset dissipation.  We used the cash surrender value (which is lower than the market value) and dissipated those funds for income.  The idea behind this is that if the borrower were to surrender (cash it in) this annuity in full, she would receive cash funds in the amount of the surrender value, which she could deposit into her checking/savings acct.  So, we took that cash surrender value amount and applied the [redacted]% tax cut on it, as the borrower would have to pay taxes on that money and use the remaining amount to dissipate for income.

		06/05/2020			1	A	[redacted]	CO	Primary	Refinance		C	A	C	A			A	A			No
211390087	Reviewer Comment (2020-06-10): cleared	06/10/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211519513	Reviewer Comment (2020-09-08): Cleared Seller Comment (2020-09-04): (Rate Lock) We're approved in the following states for LOC please follow up with the investor We are happy to announce that Utah is now available for the Platinum LOC Product! Please perform a full sync in order for the state to be available in RV. Current Approved States: California Florida Colorado Washington D.C. New Jersey North Carolina* Oregon South Carolina** Arizona Connecticut Illinois Utah	09/08/2020			1	A	[redacted]	NJ	Primary	Refinance		C	A	C	A			A	A			No
211520053	Reviewer Comment (2020-08-06): Cleared	08/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211540860	Reviewer Comment (2020-08-06): Cleared	08/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211553109	Reviewer Comment (2020-07-02): Cleared	07/02/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211553112	Reviewer Comment (2020-07-09): Cleared Seller Comment (2020-07-08): (Rate Lock) The file includes [redacted] appraisals per Plat program requirements because the first appraisal is $[redacted] mil. but the appraisal we used for value is [redacted] Why are they requiring a CDA? It is not needed or required	07/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211553113	Reviewer Comment (2020-07-10): The lender waived the 442 requirement due to covid concerns. Seller Comment (2020-07-10): (Rate Lock) Management approved using pictures to satisfy the CO2 detectors condition from the appraisal due to borrower's COVID concerns. Borrower is [redacted] years old and didn't want an appraiser coming back into the home due to the increase of COVID cases in her area. Attached are pictures and emails to support this.			07/10/2020	2	B	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
211553113	Reviewer Comment (2020-07-10): Cleared Seller Comment (2020-07-10): (Rate Lock) The appraiser provided the independent verification that the listing was canceled. This is a third party verification from the appraiser that the listing was canceled on [redacted] which should be acceptable to verify the cancellation of the property.. The borrower signed the Verification of Occupancy Disclosure in file see below which is after the listing cancellation date	07/10/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
211553113
Reviewer Comment (2020-07-15): Cleared

Seller Comment (2020-07-15): (Rate Lock) Hoi  rental re-imbursement is related to a business mailbox that deceased husband used to rent. It was removed from the policy.  Attached is email from insurance agency that was in file.
The address on driver's license, [redacted] is a mail box. Attached are letter of explanations that was documented in the file (signed at closing). I included add'l evidence to support that address is a mailbox.

Seller Comment (2020-07-15): (Rate Lock) The monthly taxes of $[redacted] per month are  supported. the survey in file will help to figure out the property taxes.  We have the documentation in file to support the total tax for $[redacted] per year, along with brief description that will help with the calculation. Tax bills, survey are attached.
[redacted] (the last two digits correspond to BOX 10  on survey and is [redacted] (vacant lot) = $[redacted]
[redacted] (the last two digits correspond to BOX 30 on survey and is [redacted] = $[redacted]

		07/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
211553113
Reviewer Comment (2020-07-15): Cleared

Seller Comment (2020-07-15): (Rate Lock) Based on my review, the borrower owns an additional lot next to the subject property ([redacted]). The subject property is [redacted] and [redacted].

Property Charge screen in RV has been corrected to reflect property charges pertaining to the subject property only. The annual property taxes ($[redacted]) and HOA dues ($[redacted]) in the Property Charge Screen are for both [redacted] and [redacted].

The Other Housing monthly amount reflected on the FA worksheet is for the property tax for [redacted] ($[redacted]) and HOA for [redacted] ($[redacted]). These additional REO property charges are input in the Credit Account screen in RV and has been converted to monthly payment amount. I relabeled the account name to reflect the address and property charge(see snapshot below).

		07/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
211553113	Reviewer Comment (2020-07-02): Cleared Seller Comment (2020-07-02): (Rate Lock) New deed was executed & recorded at funding. Final policy will have the vesting from the grant deed	07/02/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
211553113
Reviewer Comment (2020-07-02): Cleared

Seller Comment (2020-07-02): (Rate Lock) We closed [redacted] and HOI is good through [redacted]. Guideline on HOI is Policy Effective Period and Premium
The effective date of the insurance policy must be no later than the closing date and cover a 12-month period. The expiration date must be no earlier than 30 days after the loan closing date for a refinance. If the expiration date islessthan 30 days from closing, a full year's renewal premium must be paid prior to or at closing, and renewal declaration page is required.
The annual premium must be paid in full prior to or at the time of closing for a refinance

		07/02/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
211553113	Reviewer Comment (2020-07-15): Cleared Seller Comment (2020-07-15): (Rate Lock) Hoi rental re-imbursement is related to a business mailbox that deceased husband used to rent. It was removed from the policy. Attached is email from insurance agency that was in file. The address on driver's license, [redacted] is a mail box. Attached are letter of explanations that was documented in the file (signed at closing). I included add'l evidence to support that address is a mailbox.	07/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
211553113	Reviewer Comment (2020-07-02): Cleared Seller Comment (2020-07-02): (Rate Lock) Borrower wanted to deed out of trust, no trust required or reviewed. Property is not held in trust	07/02/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
211567947	Reviewer Comment (2020-10-06): Cleared	10/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211567947	Reviewer Comment (2020-10-06): Cleared	10/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211585460	Reviewer Comment (2020-09-09): Cleared Seller Comment (2020-09-08): (Rate Lock) We're not required to provide a fraud report, there were no indications of fraud alerts on the credit report. Please advise what you're looking for	09/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211596946	Reviewer Comment (2020-07-14): Cleared Seller Comment (2020-07-14): (Rate Lock) They are stating that the bank statement in file does not reflect the prior month's balance; however, it does. Beginning account value is the ending value from the prior month.	07/14/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211596946	Reviewer Comment (2020-07-13): Cleared Reviewer Comment (2020-07-09): investor is requiring it, Please provide Seller Comment (2020-07-09): (Rate Lock) Uploaded executed trust amendment. Complete trust ([redacted] pgs) and restatement of trust ([redacted] pgs) were delivered in the upload. We don't need to provide a trust cert, please waive	07/13/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211596946
Reviewer Comment (2020-07-14): Cleared

Seller Comment (2020-07-14): (Rate Lock) I provided the explanation of what the late charge was related to and why the Credit report supplement was not necessary and why an LOE isn't necessary or obtained

Reviewer Comment (2020-07-14): Please provide an LOE for the late charge balance

Seller Comment (2020-07-14): (Rate Lock) As for the last issue on providing a credit supplemental, I had that issue before on another file and told them that we don't require an updated mortgage payment history for the account between the time frame of credit being pulled and loan closing. I asked to advise if it's required on Platinum files but haven't heard back. I don't believe underwriting guide was calling out for that either. I am not sure why there is a late charge on the payoff statement, I didn't clear that condition. There were no late payments on the credit report. we have verified 6 months of reserves for the borrower's property charges.

The Credit report provided history of the mortgage with no late payments. The Late Charge balance in question on the payoff statement appears to be for one payment. It is unclear why there would be any late charges since there are no late payments verified for this mortgage unless  it is because the loan was scheduled to originally close in May but did not and closed in June. There would be no reason to obtain a Credit report Supplement based on this

		07/14/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211596947	Reviewer Comment (2020-07-13): Cleared Seller Comment (2020-07-13): (Rate Lock) I used the 2nd appraisal for Value $[redacted] due to it was the lower of the 2 appraisal's. The sq foot on this appraisal was [redacted] so I used this due to it was the appraisal I was using for final value. I had third party data to support the Sq footage discrepancies.	07/13/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211599806	Reviewer Comment (2020-09-09): Cleared Seller Comment (2020-09-08): (Rate Lock) we have a total of $[redacted] in coverage. The company refused to increase the coverage amount and provided a replacement cost estimate showing the calculated replacement cost of $[redacted]. Please waive we can't force an insurer to increase coverage to more than the estimated replacement cost	09/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211601153	Reviewer Comment (2020-07-10): cleared	07/10/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211601154	Reviewer Comment (2020-07-10): Cleared	07/10/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211601154	Reviewer Comment (2020-07-13): Cleared Seller Comment (2020-07-13): (Rate Lock) 1) Income Documentation - According to the guidelines, the documentation provided, that is also being used for SSN Verification, is acceptable documentation for SS Income. See guidelines below.	07/13/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211601154	Reviewer Comment (2020-07-13): Cleared Seller Comment (2020-07-13): (Rate Lock) 2) Credit Exception - The 30-day late payment that is reflected on the credit report is for a revolving account. According to the guidelines, late payments on revolving accounts are not considered to be derogatory. The borrower is considered to have satisfactory credit if they have 0x30 day in the past 12 months and 2x30 day in the past 24 months on mortgages. The borrower did not have any mortgages on credit and therefore has satisfactory credit. Exception would not be required.	07/13/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211617916	Reviewer Comment (2020-11-06): cleared	11/06/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
211617916	Reviewer Comment (2020-11-06): Cleared	11/06/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
211617916	Reviewer Comment (2020-11-06): updated FAWS provided	11/06/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
211617970	Reviewer Comment (2020-10-09): Cleared Seller Comment (2020-10-09): (Rate Lock) Credit - The credit report is good for 120 days and the loan closed prior to the credit report expiration date. As for the mortgages, we have a recent mortgage statements for both that do not reflect any past due amounts or late payments. Also, the payoff statements do not reflect any late charges. Given the borrowers credit scores and payment histories, it is assumed that the borrowers would maintain their on-time payments for both mortgages.	10/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211626644	Reviewer Comment (2020-09-09): Cleared Seller Comment (2020-09-09): (Rate Lock) We provided thr 1099, guidelines state to document SS Retirement one of the following must be obtained: Benefits letter, SSA 1099, most recent bank statement evidencing deposit from SSA or federal tax retunrs	09/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211626646	Reviewer Comment (2020-09-08): Cleared Seller Comment (2020-09-04): (Rate Lock) We're approved in the following states for LOC please follow up with the investor We are happy to announce that Utah is now available for the Platinum LOC Product! Please perform a full sync in order for the state to be available in RV. Current Approved States: California Florida Colorado Washington D.C. New Jersey North Carolina* Oregon South Carolina** Arizona Connecticut Illinois Utah	09/08/2020			1	A	[redacted]	NJ	Primary	Refinance		C	A	C	A			A	A			No
211626647	Reviewer Comment (2020-09-08): Cleared Seller Comment (2020-09-04): (Rate Lock) We're approved in the following states for LOC please follow up with the investor We are happy to announce that Utah is now available for the Platinum LOC Product! Please perform a full sync in order for the state to be available in RV. Current Approved States: California Florida Colorado Washington D.C. New Jersey North Carolina* Oregon South Carolina** Arizona Connecticut Illinois Utah	09/08/2020			1	A	[redacted]	NV	Primary	Refinance		C	A	C	A			A	A			No
211765175	Reviewer Comment (2020-08-06): Cleared	08/06/2020			1	A	[redacted]	TX	Primary	Refinance		C	A	C	A			A	A			No
211765175	Reviewer Comment (2020-08-06): Cleared Seller Comment (2020-08-05): (Rate Lock) We're not required to provide a fraud report. There are no fraud flags on credit, please waive	08/06/2020			1	A	[redacted]	TX	Primary	Refinance		C	A	C	A			A	A			No
211765175	Reviewer Comment (2020-08-06): Cleared Seller Comment (2020-08-05): (Rate Lock) 4) Income - 4506-T Tax Transcripts - The guidelines state that we can use either the borrower's Federal Tax Returns OR the tax transcripts. Since the borrower provided his 2 most recent years tax returns, the transcripts were then not required.	08/06/2020			1	A	[redacted]	TX	Primary	Refinance		C	A	C	A			A	A			No
211765175
Reviewer Comment (2020-08-06): Cleared

Seller Comment (2020-08-05): (Rate Lock) 3) Property - GLA differences - The two appraisals did vary a little on their reported GLA.  1st Appraisal shows [redacted] and the 2nd Appraisal shows [redacted], which is a difference of [redacted] sf.  This is less than a [redacted]% difference between the two GLAs and would be considered minimal measuring differences.  Public records shows that the subject's [redacted].  Both appraiser's sketches are similar and it appears that the difference in the GLA has to do with minor differences in the measurements of various areas of the subject.   This difference is minimal in relation to the subject's overall GLA.

		08/06/2020			1	A	[redacted]	TX	Primary	Refinance		C	A	C	A			A	A			No
211765175	Reviewer Comment (2020-08-06): Cleared Seller Comment (2020-08-05): (Rate Lock) 2) Credit item #3 - [redacted] - We had 2 payoffs in the file for this mortgage (one ending[redacted] and the other [redacted]). Neither payoff shows any late fees that were assessed on the mortgage. Considering that the borrowers' credit scores are [redacted] and the payoffs didn't reflect any late fees, so the UW felt that the borrower's payment history would continue as it has already. Also, credit reports are good for 120 days and the guidelines do not require that we get updates on the mortgages.	08/06/2020			1	A	[redacted]	TX	Primary	Refinance		C	A	C	A			A	A			No
211765175
Reviewer Comment (2020-08-07): Cleared

Seller Comment (2020-08-07): (Rate Lock) Since the borrowers' baseline is within [redacted]%, we are using the compensating factor of paying off debts

Seller Comment (2020-08-07): (Rate Lock) 1) Credit items #1 & 2 - the [redacted] account on credit is an OPEN/30 day account.  This account was excluded since the account showed no late payments.  I will need to update my FA worksheet on this one, so I need the file back in UW.  I need to add comments to the FA Worksheet and change the amount of loan proceeds that we are dissipating.  If we deduct the total balance from the loan proceeds to show that the borrower would have the funds to pay off this account after closing, then we could dissipate the rest ($[redacted]) and the borrower would still meet RI.  This was not added to the FA worksheet, which I can do now.

		08/07/2020			1	A	[redacted]	TX	Primary	Refinance		C	A	C	A			A	A			No
211765175	Reviewer Comment (2020-08-06): Cleared Seller Comment (2020-08-05): (Rate Lock) Borrower is self employed, they don't need to complete. Tax Returns in file. Please waive	08/06/2020			1	A	[redacted]	TX	Primary	Refinance		C	A	C	A			A	A			No
211765175	Reviewer Comment (2020-08-06): Cleared Seller Comment (2020-08-05): (Rate Lock) DOT vesting matches prelim title vesting. [redacted] requires marital status to be on the DOT, that's why it's shown on the document. Please waive condition	08/06/2020			1	A	[redacted]	TX	Primary	Refinance		C	A	C	A			A	A			No
211765176	Reviewer Comment (2020-08-06): Cleared	08/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211765176	Reviewer Comment (2020-08-06): Cleared Seller Comment (2020-08-05): (Rate Lock) We only need to provide within 30 days of closing. See guideline below and please waive Policy Effective Period and Premium The effective date of the insurance policy must be no later than the closing date and cover a 12-month period. The expiration date must be no earlier than 30 days after the loan closing date for a refinance. If the expiration date islessthan 30 days from closing, a full year's renewal premium must be paid prior to or at closing, and renewal declaration page is required.	08/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211765176	Reviewer Comment (2020-08-18): Cleared Reviewer Comment (2020-08-11): Corrected appraisals provided	08/18/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211765177	Reviewer Comment (2020-08-06): Cleared Seller Comment (2020-08-05): (Rate Lock) Appraisal and appraisal invoice in file show Class Valuation which is an approved AMC for this product, please clear condition	08/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	A	A			C	A			No
211765184	Reviewer Comment (2020-08-06): Cleared	08/06/2020			1	A	[redacted]	CA	Primary	Refinance		B	A	B	A			A	A			No
211765185
Reviewer Comment (2020-08-06): Cleared

Seller Comment (2020-08-05): (Rate Lock) 1) Collateral - Platinum guidelines do not require obtaining copies of the leases for documenting rental income on other properties own.  Our borrower has at least a 2 year history of receiving rental income from these properties (borrower has owned these properties since [redacted]).  We obtained the 2 most recent years tax returns to document the receipt of rental income.   I have highlighted the requirements for documenting rental income when the borrower has a history of receiving it.  The lease agreement was provided to document that the tenant was required to pay the RE taxes as agreed upon in the lease agreement.  The additional documentation requirements for rental income were not added to the guidelines until [redacted].

		08/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211765185	Reviewer Comment (2020-08-06): Cleared	08/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211765186	Reviewer Comment (2020-09-14): Cleared Buyer Comment (2020-09-14): This loan closed prior to the Major Disaster declaration so this should not be an exception. Please clear.	09/14/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211765186	Reviewer Comment (2020-09-09): Cleared Seller Comment (2020-09-09): (Rate Lock) (Rate Lock) We provided thr 1099, guidelines state to document SS Retirement one of the following must be obtained: Benefits letter, SSA 1099, most recent bank statement evidencing deposit from SSA or federal tax returns	09/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211838864	Reviewer Comment (2020-10-06): Cleared	10/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211838864	Reviewer Comment (2020-10-06): Cleared	10/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211838864	Reviewer Comment (2020-09-28): Cleared	09/28/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211868986	Reviewer Comment (2020-10-01): Cleared Seller Comment (2020-10-01): (Rate Lock) 2nd appraisal was done [redacted] and borrowers signed borrower certification at closing that no damage was done to the home. Please waive	10/01/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211868986	Reviewer Comment (2020-10-01): Cleared Seller Comment (2020-10-01): (Rate Lock) [redacted] is approved, please advise?	10/01/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211868986	Reviewer Comment (2020-10-01): Cleared Seller Comment (2020-10-01): (Rate Lock) The 2nd appraisal submitted with the file was done after the 1st and it shows the water heater strapped. Please clear	10/01/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211874586
Reviewer Comment (2020-11-17): Provided

Reviewer Comment (2020-11-10): we have an end date of [redacted]. Please provide the PDI

Seller Comment (2020-11-09): (Rate Lock) I still show this as an open incident with [redacted] listed.  [redacted] - Incident period [redacted] with no end date - disaster inspection report must be dated after the incident period OR 14 days from incident start date. There is no end date so we would go by 14 days from the start date so [redacted].  If the effective date of the appraisal is on or after the date required above for an inspection, a separate damage inspection report is not necessary.  Appraisal is from [redacted]. Please waive condition

		11/17/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
211874586	Reviewer Comment (2020-11-10): Cleared Seller Comment (2020-11-09): (Rate Lock) The credit report is good for 120 days and the loan closed prior to the credit report expiration date. As for the mortgages, we have a recent mortgage statements for both that do not reflect any past due amounts or late payments. Also, the payoff statements do not reflect any late charges. Given the borrowers credit scores and payment histories, it is assumed that the borrowers would maintain their on-time payments for both mortgages	11/10/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212114104	Reviewer Comment (2020-11-06): comp factor used to waive exception. Seller Comment (2020-11-05): (Rate Lock) Management approved credit score exception and there is a hit to pricing as allowed by the investor			11/06/2020	2	B	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
212114104	Reviewer Comment (2020-11-06): cleared Seller Comment (2020-11-05): (Rate Lock) Borrower just purchased property on [redacted] the first payment due was [redacted]. Full history provided please waive condition	11/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
212114104	Reviewer Comment (2020-11-06): cleared Seller Comment (2020-11-05): (Rate Lock) The Binder is accompanied with an invoice showing policy term [redacted] thru [redacted]. The policy number is listed on both the invoice and the binder and the policy was paid in full at closing. Please clear condition	11/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
212131753
Reviewer Comment (2020-10-28): Cleared

Seller Comment (2020-10-27): (Rate Lock) General Program Parameters
General Program
Parameters Loan Terms Fixed Rate with single lump sum disbursement and Adjustable Rate Line of Credit
Eligible States Fixed Rate Products
Retail - AL, AZ, CA, CO, CT, FL, GA, ID, IL, LA, MI, MO, NV, NJ, NM, NC, OH, OK, OR, PA, SC,
TX, UT & VA.
Broker - AL, AZ, CA, CO, CT, FL, GA, ID, IL, LA, MI, MO, NV, NJ, NM, OH, OK, OR, PA, SC, TX,
UT & VA.
Note: Broker loans not permitted in NC.
PAA - AL, AZ, CA, CO, CT, FL, GA, ID, IL, LA, MI, MO, NV, NJ, NM, NC, OH, OK, OR, PA, SC, TX,
UT & VA.
ARM/Line of Credit Product
Retail - AZ, CA, CO, CT, DC*, FL, ID, IL, MI, NV, NJ, NC, OH, OR, SC, TX, UT, & VA
Broker - AZ, CA, CO, CT, DC*, FL, ID, IL, MI, NV, NJ, OH, OR, SC, TX, UT, & VA
Note: Broker loans not permitted in NC.
PAA - AZ, CA, CO, CT, DC*, FL, ID, IL, MI, NV, NJ, NC, OH, OR, SC, TX, UT, & VA

		10/28/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
212208956	Reviewer Comment (2020-09-09): Cleared	09/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212208974	Reviewer Comment (2020-09-08): Cleared	09/08/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212208997	Reviewer Comment (2020-09-09): Cleared	09/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212209009	Reviewer Comment (2020-09-09): Cleared Seller Comment (2020-09-09): (Rate Lock) This is a typo on the appraisal. The HOA payment history from the association shows that the borrower pays her dues ($[redacted]) monthly. The appraiser marked the wrong box on pg [redacted] of the URAR	09/09/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212222292	Reviewer Comment (2020-11-06): cleared	11/06/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
212222292	Reviewer Comment (2020-11-06): cleared Seller Comment (2020-11-05): (Rate Lock) We're not required to have a fraud report. There are no alerts on the credit report	11/06/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
212224940	Reviewer Comment (2020-12-15): Received.	12/15/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
212224940	Reviewer Comment (2020-12-15): Updated guidelines allow. Buyer Comment (2020-12-11): You should be using 3.0 investor guidelines v3.1. I do not believe that set of guidelines has this restriction. If you do do not have these guidelines please let me know who to send to.	12/15/2020			1	A	[redacted]	FL	Primary	Refinance		C	A	C	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Provided	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Provided	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Provided	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Provided	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Provided	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Provided	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Provided	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Provided	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Cleared	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Cleared	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-30): Cleared Seller Comment (2020-10-29): (Rate Lock) Appraisal was done after incident start date, please waive condition	10/30/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Cleared	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-28): Cleared	10/28/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-30): Cleared Seller Comment (2020-10-29): (Rate Lock) We don't do mortgage assignments, please waive	10/30/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212227370	Reviewer Comment (2020-10-30): provided Seller Comment (2020-10-29): (Rate Lock) 4506 T was uploaded [redacted], please clear condition	10/30/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
212251151	Reviewer Comment (2020-09-16): cleared	09/16/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212403587
Reviewer Comment (2021-01-19): Appraisal dated [redacted] is good through [redacted] when including the 30 day extension.

Seller Comment (2021-01-19): (Rate Lock) The market is stable, the extension of the appraisal would make it good through [redacted] and this closed [redacted]. Please waive condition

Buyer Comment (2021-01-15): Please look under "Appraisal Expiration" section of the guidelines.

A one (1) time 30-day extension can be given if the loan is approved prior to the appraisal expiration date.  The 30 days provides a total of 150 days from the original appraisal effective date.  A 30-day extension will not be granted if the subject property is located within a declining market.  An appraisal update, a.k.a. recertification of value is not permitted.

Reviewer Comment (2021-01-15): There is noting in this section that grants Leniency to the 120day rule

Seller Comment (2021-01-14): (Rate Lock) It's on page 31 of the guidelines

Reviewer Comment (2021-01-13): Provide the section of guidelines and the page number that address this please

Seller Comment (2021-01-06): (Rate Lock) We can extend the appraisal date by 30 days provided the property is in a secure or increasing market. Please waive

		01/19/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212403589	Reviewer Comment (2020-10-01): Cleared	10/01/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212403591	Reviewer Comment (2020-10-01): Cleared Seller Comment (2020-10-01): (Rate Lock) We only need to have 60 days coverage, please waive	10/01/2020			1	A	[redacted]	AZ	Primary	Refinance		C	A	C	A			A	A			No
212403591	Reviewer Comment (2020-10-01): Cleared	10/01/2020			1	A	[redacted]	AZ	Primary	Refinance		C	A	C	A			A	A			No
212892477
Reviewer Comment (2021-03-04): Effective date is [redacted].   Appraisal reflects stable.    The 30 days provides a total of 150 days from the original appraisal effective date. Lender comments regarding 30 day ext.

Seller Comment (2021-02-23): (Rate Lock) Appraiser states property is in stable market, please clear condition.  Appraisal with extension is good thru [redacted]

Reviewer Comment (2021-02-19): Appraisal date is [redacted]. Able to extend up to 30 days if determined to be stable market.

Seller Comment (2021-02-11): (Rate Lock) Please waive condition, we're able to extend for 30 days prior to appraisal expiring if the property is in a stable or increasing market which it is

		03/04/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212892484
Reviewer Comment (2020-10-28): Cleared

Seller Comment (2020-10-27): (Rate Lock) Fromt he guidelines:
General Program Parameters
General Program
Parameters Loan Terms Fixed Rate with single lump sum disbursement and Adjustable Rate Line of Credit
Eligible States Fixed Rate Products
Retail - AL, AZ, CA, CO, CT, FL, GA, ID, IL, LA, MI, MO, NV, NJ, NM, NC, OH, OK, OR, PA, SC,
TX, UT & VA.
Broker - AL, AZ, CA, CO, CT, FL, GA, ID, IL, LA, MI, MO, NV, NJ, NM, OH, OK, OR, PA, SC, TX,
UT & VA.
Note: Broker loans not permitted in NC.
PAA - AL, AZ, CA, CO, CT, FL, GA, ID, IL, LA, MI, MO, NV, NJ, NM, NC, OH, OK, OR, PA, SC, TX,
UT & VA.
ARM/Line of Credit Product
Retail - AZ, CA, CO, CT, DC*, FL, ID, IL, MI, NV, NJ, NC, OH, OR, SC, TX, UT, & VA
Broker - AZ, CA, CO, CT, DC*, FL, ID, IL, MI, NV, NJ, OH, OR, SC, TX, UT, & VA
Note: Broker loans not permitted in NC.
PAA - AZ, CA, CO, CT, DC*, FL, ID, IL, MI, NV, NJ, NC, OH, OR, SC, TX, UT, & VA

		10/28/2020			1	A	[redacted]	SC	Primary	Refinance		C	A	C	A			A	A			No
212892487	Reviewer Comment (2020-11-06): cleared Reviewer Comment (2020-10-28): End date of disaster was [redacted], which was after inspection. Please provide a PDI. Seller Comment (2020-10-27): (Rate Lock) I don't see the incident being closed and the inspection was after the start date	11/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212892488	Reviewer Comment (2020-11-11): Cleared	11/11/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212892488	Reviewer Comment (2020-11-06): cleared	11/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212892488	Reviewer Comment (2020-11-02): Cleared Seller Comment (2020-10-30): (Rate Lock) I used the same account for this loan. I just broke it up in the asset screen to explain what I was doing. The account has [redacted]K in it. I reduced it by [redacted]K( used for reserves) to [redacted]K and dissipated for income. (Condition D20) The [redacted]K was used to satisfy the requirement for reserves. (Condition D19)	11/02/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212892488	Reviewer Comment (2020-11-02): Cleared Seller Comment (2020-10-30): (Rate Lock) Credit - The credit report is good for 120 days and the loan closed prior to the credit report expiration date. As for the mortgages, we have a recent mortgage statements for both that do not reflect any past due amounts or late payments. Also, the payoff statements do not reflect any late charges. Given the borrowers credit scores and payment histories, it is assumed that the borrowers would maintain their on-time payments on their mortgage	11/02/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212892489	Reviewer Comment (2020-11-06): PDI provided.	11/06/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212892489	Reviewer Comment (2020-11-02): cleared Seller Comment (2020-10-30): (Rate Lock) We're not required to have a fraud report. There's no findings on the credit report please clear	11/02/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212892489	Reviewer Comment (2020-11-02): cleared Seller Comment (2020-10-30): (Rate Lock) The dates are on the tax cert T DTE Date is tax due [redacted] is [redacted] and E Date is paid date [redacted]	11/02/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212892489	Reviewer Comment (2020-11-02): Cleared Seller Comment (2020-10-30): (Rate Lock) Credit - The credit report is good for 120 days and the loan closed prior to the credit report expiration date. As for the mortgages, we have a recent mortgage statements for both that do not reflect any past due amounts or late payments. Also, the payoff statements do not reflect any late charges. Given the borrowers credit scores and payment histories, it is assumed that the borrowers would maintain their on-time payments	11/02/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212974290	Reviewer Comment (2021-03-04): Property inspection report with photos provided D [redacted] and D[redacted] Seller Comment (2021-02-24): (Rate Lock) Uploaded on [redacted], please clear condition	03/04/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
212980083	Reviewer Comment (2020-11-16): Cleared	11/16/2020			1	A	[redacted]	CO	Primary	Refinance		C	A	C	A			A	A			No
213045918	Reviewer Comment (2021-03-04): Per lender, CO is a permissible state for LOC Seller Comment (2021-02-24): (Rate Lock) We have the following states available for LOC: Please check the latest guidelines. AZ, CA, CO, CT, DC, FL, ID, IL, MI, NV, NJ, NC, OH, OR, SC, TX, UT, VA	03/04/2021			1	A	[redacted]	CO	Primary	Refinance		C	A	C	A			A	A			No
213049525	Reviewer Comment (2020-12-15): Updated guidelines allow other states. Buyer Comment (2020-12-11): Please use 3.0 Investor Guidelines v3.1.	12/15/2020			1	A	[redacted]	NJ	Primary	Refinance		C	A	C	A			A	A			No
213049527	Reviewer Comment (2020-12-21): Received PDI with no damage.	12/21/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213049530	Reviewer Comment (2020-12-16): Received.	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
213049530	Reviewer Comment (2020-12-16): Received	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
213049530	Reviewer Comment (2020-12-16): Received.	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
213049530	Reviewer Comment (2020-12-16): Received	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
213049530	Reviewer Comment (2020-12-16): Received	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
213049530	Reviewer Comment (2020-12-16): Received	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
213049530	Reviewer Comment (2020-12-16): Received	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
213049530	Reviewer Comment (2020-12-16): Received	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
213049530	Reviewer Comment (2020-12-16): Received.	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			Yes
213049530	Reviewer Comment (2020-12-16): Received.	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
213049530	Reviewer Comment (2020-12-16): Received.	12/16/2020			1	A	[redacted]	CA	Primary	Refinance		D	A	D	A			A	A			No
213049532	Reviewer Comment (2020-12-15): Updated guidelines allowed other states. Buyer Comment (2020-12-11): Please use 3.0 Investor Guidelines v3.1.	12/15/2020			1	A	[redacted]	NJ	Primary	Refinance		C	A	C	A			A	A			No
213049552	Reviewer Comment (2020-12-15): Received PDI with no damage.	12/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213049552	Reviewer Comment (2020-12-15): SSI documentation sufficient. Seller Comment (2020-12-14): (Rate Lock) Borrower's Social Security Income is a lifetime income. 2019 SSA-1099 has been provided by the borrower to verify income benefits amount	12/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213049957	Reviewer Comment (2020-12-15): Received.	12/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
213049957
Reviewer Comment (2020-12-21): Client elects to waive.

Seller Comment (2020-12-16): (Rate Lock) Guideline states Borrowers and Ineligible NBS must execute 4506T for prior tow (2) tax years returns, as applicable.  This is not applicable since we're not using tax returns to qualify.  Please waive

Reviewer Comment (2020-12-16): Agree the SSI income is sufficient.  Per Guides:  Borrower(s) and Non-Borrowing Spouse must execute the form 4506T for prior two (2) tax years personal and business returns, as applicable.  Form processed at Lender’s discretion.  4506 was executed but the years are absent.  This doesn't meet guidelines.

Seller Comment (2020-12-16): (Rate Lock) 4056T income was not used to qualify the borrower, we used SSI.  Please refer to page 84 in the guidelines "Social Security Retirement Income" for what we need to prove income.  Lender to ducument income by obtaining the following: SSA Notice of Award, AKA "Benefits Letter" which we provided. The 4506-T is not needed here.

Reviewer Comment (2020-12-16): Exception waivers require compensating factors in order to regrade.  Please provide compensation factors to regrade or acknowledge the EV3, Grade C, is acceptable.  As document wasn't correctly filled out it doesn't meet guidelines.

Seller Comment (2020-12-15): (Rate Lock) I'm not sure what you're asking?  We shouldn't need compensating factors and I'm not familiar with EV2 or EV3?

Reviewer Comment (2020-12-15): Please provide compensating factors to waive to EV2 or acknowledge that EV3 is sufficient.

Seller Comment (2020-12-14): (Rate Lock) We used social security for income and award letter is in file.  No need to pull tax returns, please waive condition

				12/21/2020	2	B	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
213049957
Reviewer Comment (2020-12-16): [redacted] FICO allowed.  No exception required.

Buyer Comment (2020-12-16): FICO scores down to [redacted] are permitted per 3.0 Investor guidelines v3.1. Please waive exception.

Reviewer Comment (2020-12-16): Correct, exception waivers require compensating factors in order to regrade.  Please provide compensation factors to regrade or acknowledge the EV3, Grade C, is acceptable.

Seller Comment (2020-12-15): (Rate Lock) Please consult with the investor, management is allowed to make FICO exceptions

Reviewer Comment (2020-12-15): Please provide compensating factors to waive to EV2 or acknowledge that EV3 is sufficient.

Seller Comment (2020-12-14): (Rate Lock) We're permitted to make exceptions based on credit score, mgmt approval was uploaded with file please waive condition

Buyer Comment (2020-12-11): Please see 3.0 Investor Guidelines v3.1.

		12/16/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
213049957	Reviewer Comment (2020-12-15): Received attestation from client that they accept LOE. Seller Comment (2020-12-15): (Rate Lock) we got an LOE from the borrower (son apparently charged up the accounts), The two charge off accounts are the only derogatory activity showing on the borrower's credit report and the borrower would have sufficient funds from the reverse to pay them off in full. Guidelines state that charge off accounts are not to be included in the expense analysis, but they do have to be explained.	12/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	B	C	B			A	A			No
213056336	Reviewer Comment (2020-12-15): Field review supports value on appraisal. Seller Comment (2020-12-11): (Rate Lock) The Underwriter required a Field Review for this loan after the CDA was received. The Field Review dated [redacted] indicates and supports the Market Value on the appraisal report is accurate. Since the Field Review supported the appraised value this is what the Underwriter used for the transaction.	12/15/2020			1	A	[redacted]	CA	Primary	Refinance		C	A	A	A			C	A			No
213056336	Reviewer Comment (2020-12-16): Client acknowledges. Seller Comment (2020-12-15): (Rate Lock) Please advise what you're looking for to clear? Reviewer Comment (2020-12-15): This is a securitization informational Non-material EV2 that just needs to be waived. Seller Comment (2020-12-15): (Rate Lock) Please let me know what you're looking for here?			12/16/2020	2	A	[redacted]	CA	Primary	Refinance		C	A	A	A			C	A			No
213283029	Reviewer Comment (2021-01-19): PDI was provided.	01/19/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213283029	Reviewer Comment (2021-01-19): FA worksheet was provided.	01/19/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213283030	Reviewer Comment (2021-01-19): PDI was provided.	01/19/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213283035	Reviewer Comment (2021-01-19): Social Security income was documented on the [redacted] 1040 tax returns. Seller Comment (2021-01-06): (Rate Lock) Guidelines state 1 of the following docs may be used to document SSI Income: Benefits letter, 1099, bank statements or federal tax returns. Tax Returns were provided no need for further documentation	01/19/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213283043	Reviewer Comment (2021-01-19): PDI was provided.	01/19/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213283043	Reviewer Comment (2021-01-19): 4506 was provided.	01/19/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213283381
Reviewer Comment (2021-01-20): Coverage sufficient for cost new on appraisal.

Seller Comment (2021-01-19): (Rate Lock) Documentation in file shows the following: Appraisal Cost New is [redacted].  We have $[redacted] in dwelling and extended replacement cost coverage is [redacted]% of that making coverage [redacted].  You're saying shortfall is [redacted]?  Please advise what this means? See page [redacted] for HOI coverage requirements

Reviewer Comment (2021-01-15): Coverage shortfal is [redacted] for Loan amount

Seller Comment (2021-01-06): (Rate Lock) HOI letter from [redacted] company states extended coverage over dwelling amount ([redacted]) is [redacted]% making coverage [redacted].  Appraisal estimate of cost new is [redacted]

		01/20/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213283495	Reviewer Comment (2021-01-19): PDI was provided.	01/19/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No
213358061	Reviewer Comment (2021-02-19): Financial assessment provided in trailing documents.	02/19/2021			1	A	[redacted]	CO	Primary	Refinance		C	A	C	A			A	A			No
213627855	Reviewer Comment (2021-02-19): Allonge provided in trailing documents	02/19/2021			1	A	[redacted]	CA	Primary	Refinance		C	A	C	A			A	A			No